UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2009

Item 1. Schedule of Investments.
CALVERT INCOME FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

ASSET-BACKED SECURITIES - 1.7%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.883%, 10/15/21 (e)(r)	$1,657,471	$1,594,188
AmeriCredit Automobile Receivables Trust, 4.63%, 6/6/12	6,483,528	6,503,388
AmeriCredit Prime Automobile Receivable Trust, 5.27%, 11/8/11	673,617	675,036
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	707,868	712,171
Capital One Auto Finance Trust, 5.03%, 4/15/12	1,420,770	1,431,039
Captec Franchise Trust:
Class A2, 8.155%, 6/15/13 (e)	6,015,314	5,207,672
Class B, 8.155%, 12/15/13 (e)	2,895,000	1,042,200
Centex Home Equity, 7.86%, 7/25/32 (r)	120,536	14,482
Countrywide Asset-Backed Certificates, 0.681%, 11/25/34 (r)	3,746,543	2,759,869
DB Master Finance LLC, 5.779%, 6/20/31 (e)	20,750,000	20,006,112
Enterprise Mortgage Acceptance Co. LLC, 0.65%, 1/15/27 (e)(r)	14,712,456	188,687
FMAC Loan Receivables Trust:
1.35%, 11/15/18 (e)(r)(u)	10,928,799	150,271
6.74%, 11/15/20 (e)	952,276	645,672
GE Capital Credit Card Master Note Trust, 0.273%, 3/15/13 (r)	5,340,000	5,335,151
Residential Asset Mortgage Products, Inc., STEP, 4.12% to 7/25/11, 4.62% thereafter to 6/25/33 (r)	137,062	73,477
Triad Auto Receivables Owner Trust, 4.88%, 4/12/13	12,878,867	13,211,589

Total Asset-Backed Securities (Cost $63,451,144)		59,551,004

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.7%
American Home Mortgage Assets, 0.421%, 12/25/46 (r)	7,444,779	3,628,136
Banc of America Mortgage Securities, Inc.:
5.00%, 1/25/19	62,034	28,486
4.875%, 4/25/19	128,866	58,894
4.798%, 8/25/19 (r)	295,152	91,972
5.50%, 11/25/33	2,316	2,322
0.28%, 1/25/34 (r)	96,469,557	633,033
5.431%, 5/25/34 (r)	887,759	298,004
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	391,350	385,511
Countrywide Home Loan Mortgage Pass Through Trust, 0.571%, 6/25/35 (e)(r)	2,327,506	1,441,735
GMAC Mortgage Corp. Loan Trust, 5.00%, 5/25/18 (e)	169,526	82,716
Impac CMB Trust:
0.871%, 9/25/34 (r)	1,082,800	707,805
0.491%, 4/25/35 (r)	5,860,156	3,740,792
0.541%, 4/25/35 (r)	2,099,889	744,524
0.771%, 5/25/35 (r)	11,926,224	7,967,214
0.551%, 8/25/35 (r)	6,360,335	3,278,983
MASTR Alternative Loans Trust, 6.25%, 7/25/36	16,161,711	8,076,198
Morgan Stanley Mortgage Loan Trust, 5.17%, 11/25/33	377,269	154,110
Residential Accredit Loans, Inc., 6.00%, 12/25/35	5,920,403	4,147,659
Residential Asset Securitization Trust, 6.25%, 11/25/36	16,812,701	10,854,167
Residential Funding Mortgage Securities I, 4.75%, 3/25/19	222,496	149,768
Salomon Brothers Mortgage Securities VII, Inc., 3.689%, 9/25/33 (r)	209,523	85,522
Structured Asset Securities Corp.:
5.00%, 6/25/35	6,737,615	5,281,023
5.50%, 6/25/35	4,291,000	2,946,887
WaMu Mortgage Pass Through Certificates, 4.825%, 10/25/35 (r)	5,697,000	4,418,047

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $78,589,362)		59,203,508

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	39,250,000	39,900,282
5.245%, 11/15/36 (e)	18,600,000	19,159,092
5.362%, 11/15/36 (e)	11,000,000	11,255,430
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (b)(e)	37,050,000	30,288,375
Wachovia Bank Commercial Mortgage Trust, 0.665%, 12/15/35 (e)(r)	85,326,786	379,960

Total Commercial Mortgage-Backed Securities (Cost $105,611,802)		100,983,139

CORPORATE BONDS - 56.5%
Affiliated Computer Services, Inc., 5.20%, 6/1/15	7,000,000	7,227,500
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	-
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	-
American Express Credit Corp., 1.631%, 5/27/10 (r)	8,480,000	8,509,841
Anadarko Finance Co., 6.75%, 5/1/11	4,250,000	4,511,473
Anadarko Petroleum Corp., 7.625%, 3/15/14	12,000,000	13,770,186
Anglo American Capital plc, 9.375%, 4/8/19 (e)	8,000,000	10,036,099
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (e)	8,900,000	10,390,255
APL Ltd., 8.00%, 1/15/24	21,057,000	19,372,440
ArcelorMittal:
5.375%, 6/1/13	4,609,000	4,834,491
6.125%, 6/1/18	12,603,000	13,004,229
Arrow Electronics, Inc., 6.00%, 4/1/20	2,000,000	1,987,272
Asian Development Bank, 6.22%, 8/15/27	2,470,000	2,702,481
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	23,670,000	19,028,550
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	535,610
AXA SA, 3.983%, 6/8/49 (b)	1,050,000	612,937
BAC Capital Trust VI, 5.625%, 3/8/35 (b)	4,500,000	3,602,011
BAC Capital Trust XV, 1.056%, 6/1/56 (r)	87,170,000	55,278,761
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	34,532,988	36,417,108
Barclays Bank plc, 5.00%, 9/22/16	5,250,000	5,385,000
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	26,038,308	23,175,656
Bear Stearns Co.'s, Inc.:
0.357%, 2/23/10 (r)	1,510,000	1,510,468
0.423%, 10/22/10 (r)	6,000,000	6,001,047
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (b)(r)	69,876,000	67,430,340
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	8,600,000	6,095,250
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	26,850,000	18,560,062
Calpine Corp. Escrow, 9.875%, 12/1/11 (b)*	375,000	-
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)	1,070,000	870,959
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	5,750,000	5,765,345
Capital One Bank, 8.80%, 7/15/19	4,130,000	4,909,049
Capital One Capital V, 10.25%, 8/15/39	13,520,000	15,756,348
Capital One Capital VI, 8.875%, 5/15/40	10,430,000	11,107,180
Cargill, Inc., 1.533%, 1/21/11 (e)(r)	44,455,000	44,395,653
Caterpillar Financial Services Corp., 0.504%, 12/16/11 (r)	14,000,000	14,027,986
Cellco Partnership, 2.869%, 5/20/11 (r)	33,500,000	34,634,694
Chase Capital VI, 0.906%, 8/1/28 (r)	7,250,000	5,039,348
Chesapeake Energy Corp.:
7.625%, 7/15/13	9,750,000	10,213,125
6.875%, 11/15/20	4,000,000	3,860,000
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,927,665
Citigroup Funding, Inc., 0.611%, 4/30/12 (r)	33,170,000	33,474,766
Citigroup, Inc., 6.01%, 1/15/15	39,000,000	40,062,587
Commonwealth Bank of Australia:
0.579%, 11/4/11 (e)(r)	10,600,000	10,600,241
3.75%, 10/15/14 (e)	3,000,000	2,988,973
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	65,673,000	52,538,400
Credit Suisse USA, Inc., 0.473%, 8/16/11 (r)	3,000,000	2,993,263
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	3,000,000	3,142,470
Dexus Finance Proprietary Ltd., 7.125%, 10/15/14 (e)	7,000,000	7,194,998
Dime Community Bancshares, Inc.:
9.25%, 5/1/10	500,000	498,513
9.25%, 5/1/10 (e)	2,000,000	1,994,050
Discover Financial Services, 0.784%, 6/11/10 (r)	41,210,000	40,851,102
Dominion Resources, Inc.:
1.303%, 6/17/10 (r)	32,530,000	32,651,762
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	19,665,000	17,395,659
Dow Chemical Co., 5.90%, 2/15/15	4,000,000	4,303,031
Enterprise Products Operating LLC, 7.00% to 6/1/17, floating rate thereafter to 6/1/67	5,028,000	4,459,356
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	67,975,000	62,367,062
First Republic Bank, 7.75%, 9/15/12	500	533
Fleet Capital Trust V, 1.254%, 12/18/28 (r)	10,600,000	7,213,792
FMG Finance Proprietary Ltd., 4.256%, 9/1/11 (b)(e)(r)	56,001,000	55,160,985
Ford Motor Credit Co. LLC:
1.854%, 1/15/10 (r)	4,000,000	3,999,905
5.504%, 6/15/11 (r)	10,650,000	10,492,355
3.034%, 1/13/12 (r)	23,850,000	22,180,500
Fort Knox Military Housing:
5.815%, 2/15/52 (e)	11,225,000	8,552,103
5.915%, 2/15/52 (e)	10,455,000	7,754,473
FPL Group Capital, Inc., 0.675%, 11/9/12 (r)	6,000,000	6,025,877
General Motors Corp.:
7.125%, 7/15/13 (ii)	5,000,000	1,275,000
7.70%, 4/15/16 (ii)	10,000,000	2,550,000
8.25%, 7/15/23 (ii)	5,000,000	1,325,000
8.10%, 6/15/24 (ii)	7,150,000	1,876,875
7.40%, 9/1/25 (ii)	2,950,000	767,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	30,230,000	6,801,750
3.046%, 4/20/10 (b)(e)(r)(y)*	42,295,000	9,516,375
4.75%, 10/15/10 (b)(e)(y)*	6,000,000	1,350,000
3.226%, 1/21/11 (b)(e)(r)(y)*	32,920,000	7,407,000
6.375%, 9/25/12 (b)(e)(y)*	600,000	135,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	8,400,000	84,000
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	10,991,543	11,380,204
Great River Energy:
5.829%, 7/1/17 (e)	46,865,727	51,125,137
6.254%, 7/1/38 (e)	6,900,000	6,641,683
Hewlett-Packard Co., 1.306%, 5/27/11 (r)	7,200,000	7,298,961
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19 (e)	2,000,000	2,054,652
Howard Hughes Medical Institute, 3.45%, 9/1/14	5,000,000	5,067,750
HRPT Properties Trust, 0.854%, 3/16/11 (r)	39,710,000	37,476,666
Idearc, Inc., 8.00%, 11/15/16 (f)	150,000	10,688
Ingersoll-Rand Global Holding Co. Ltd., 1.773%, 8/13/10 (b)(r)	39,650,000	39,848,250
ION Media Networks, Inc., 11.00%, 7/31/13 (w)*	325,940	33
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601
John Deere Capital Corp.:
0.706%, 2/26/10 (r)	13,000,000	13,006,530
0.984%, 1/18/11 (r)	3,300,000	3,320,084
JPMorgan Chase & Co.:
0.783%, 1/22/10 (r)	36,900,000	36,910,204
0.501%, 12/26/12 (r)	15,000,000	15,108,039
JPMorgan Chase Capital XXIII, 1.273%, 5/15/47 (r)	12,800,000	8,836,096
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	150,000	146,250
Kaupthing Bank HF:
3.491%, 1/15/10 (e)(r)(y)*	39,000,000	9,652,500
5.75%, 10/4/11 (e)(y)*	3,350,000	829,125
Kern River Funding Corp., 6.676%, 7/31/16 (e)	91,520	98,163
Koninklijke Philips Electronics NV, 1.405%, 3/11/11 (r)	62,930,000	63,034,412
Kraft Foods, Inc., 0.773%, 8/11/10 (r)	2,300,000	2,297,700
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	56,369,000	49,604,720
Leucadia National Corp., 8.125%, 9/15/15	12,520,000	12,546,911
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17 (e)	8,060,000	7,591,311
5.983%, 12/1/22 (e)	14,695,000	13,355,551
6.192%, 12/1/27 (e)	3,925,000	3,437,162
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	512,710
8.30%, 12/1/37 (e)(m)*	33,720,000	337,200
8.45%, 12/1/49 (e)(m)*	1,000,000	10,000
MBNA Capital, 1.081%, 2/1/27 (r)	900,000	619,293
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	11,420,000	8,395,070
Medco Health Solutions, Inc., 6.125%, 3/15/13	4,875,000	5,228,417
Metropolitan Life Global Funding I, 0.984%, 4/14/11 (e)(r)	12,280,000	12,296,357
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	8,250,000	5,896,275
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	50,800,000	10,160,000
Morgan Stanley, 0.554%, 2/10/12 (r)	5,770,000	5,811,725
National Fuel Gas Co., 6.50%, 4/15/18	4,800,000	5,007,276
National Semiconductor Corp., 6.15%, 6/15/12	2,150,000	2,237,285
NationsBank Cap Trust III, 0.834%, 1/15/27 (r)	1,677,000	1,166,503
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	20,379,000	21,168,356
6.90%, 10/1/37	10,460,000	10,657,328
6.59%, 7/7/38	4,023,000	4,079,173
New York University, 5.236%, 7/1/32	5,900,000	5,721,702
Noble Group Ltd., 6.75%, 1/29/20 (b)(e)	9,000,000	9,270,000
Ohana Military Communities LLC:
5.88%, 10/1/51 (b)(e)	20,000,000	15,679,200
6.00%, 10/1/51 (b)(e)	31,930,000	25,339,329
6.15%, 10/1/51 (b)(e)	10,000,000	8,096,400
OPTI Canada, Inc.:
7.875%, 12/15/14	2,650,000	2,146,500
8.25%, 12/15/14	5,887,000	4,886,210
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*	19,550,000	-
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	5,080,000	4,318,000
Pacific Pilot Funding Ltd., 1.034%, 10/20/16 (e)(r)	6,087,317	4,680,958
Pepco Holdings, Inc.:
0.881%, 6/1/10 (r)	17,600,000	17,481,202
6.45%, 8/15/12	5,000,000	5,373,225
Pioneer Natural Resources Co.:
5.875%, 7/15/16	12,285,000	11,797,984
6.65%, 3/15/17 (b)	12,695,000	12,536,312
7.50%, 1/15/20	13,880,000	13,914,700
7.20%, 1/15/28	1,000,000	899,295
Potlatch Corp., 7.50%, 11/1/19 (e)	1,200,000	1,224,000
PPF Funding, Inc., 5.35%, 4/15/12 (e)	3,000,000	2,715,218
Preferred Term Securities IX Ltd., 1.033%, 4/3/33 (e)(r)	733,534	359,431
Prime Property Fund, Inc., 5.50%, 1/15/14 (e)	500,000	409,587
Public Steers Trust, 6.646%, 11/15/18 (b)	3,846,416	3,659,634
Puget Sound Energy, Inc., 7.02%, 12/1/27 (b)	571,000	609,622
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	3,530,000	4,385,178
Roper Industries, Inc., 6.625%, 8/15/13	13,830,000	15,094,190
Royal Bank of Scotland Group plc:
6.40%, 10/21/19	11,060,000	10,953,507
7.64% to 9/29/17, floating rate thereafter to 3/29/49 (r)(qq)	29,800,000	15,719,500
Skyway Concession Co. LLC, 0.563%, 6/30/17 (b)(e)(r)	10,140,000	8,603,486
Southern Co., 0.683%, 10/21/11 (r)	2,600,000	2,603,316
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	7,107,300
State Street Bank and Trust Co., 0.454%, 9/15/11 (r)	8,795,000	8,830,625
Sterling Equipment, Inc., 6.125%, 9/28/19	273,484	301,235
SunTrust Bank:
0.377%, 5/21/12 (r)	32,780,000	31,349,338
0.552%, 8/24/15 (r)	3,350,000	2,813,593
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	8,559,893	85,599
STEP, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (b)(r)	15,000,000	1,551,600
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	12,295,000	712,126
7.697%, 10/15/97 (b)(e)(r)	11,001,000	3,266,857
Toll Road Investors Partnership II LP:
2/15/11 (e)	7,600,000	7,057,634
2/15/28 (b)(e)	16,737,000	3,048,979
2/15/29 (b)(e)	12,600,000	2,087,442
2/15/43 (b)(e)	196,950,000	39,297,433
2/15/45 (b)(e)	618,495,685	84,393,736
Travelers Insurance Company Ltd., 0.534%, 12/8/11 (b)	3,250,000	3,095,917
United Parcel Services, Inc., Zero Coupon, 3/27/50 (r)	2,030,000	2,004,531
UnitedHealth Group, Inc., 0.433%, 6/21/10 (r)	37,650,000	37,590,438
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	28,558,000	21,704,080
Wachovia Corp., 7.574%, 8/1/26 (r)	3,675,000	4,019,334
Wells Fargo Bank Bonds:
6.584%, 9/1/27 (e)	6,080,000	6,050,451
6.734%, 9/1/47 (e)	37,970,000	37,728,890
Western Refining, Inc.:
7.754%, 6/15/14 (e)(r)	400,000	358,000
11.25%, 6/15/17 (e)	5,500,000	4,977,500
Westpac Banking Corp.:
0.582%, 10/21/11 (e)(r)	10,000,000	10,000,134
2.25%, 11/19/12	6,000,000	5,979,755
Williams Co.'s, Inc., 2.29%, 10/1/10 (e)(r)	5,900,000	5,873,612
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	19,662,520	18,056,623
Yara International ASA, 7.875%, 6/11/19 (e)	5,530,000	6,318,344

Total Corporate Bonds (Cost $2,295,234,645)		2,023,872,318

TAXABLE MUNICIPAL OBLIGATIONS - 10.4%
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/10 (b)	16,230,000	15,877,971
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 0.24%, 7/15/28 (r)	3,550,000	3,550,000
Anaheim California Redevelopment Agency Tax Allocation Bonds:
5.759%, 2/1/18	1,795,000	1,808,606
6.506%, 2/1/31	3,875,000	3,783,317
Azusa California Redevelopment Agency Tax Allocation Bonds, 5.765%, 8/1/17	3,760,000	3,700,592
Baltimore Maryland General Revenue Bonds:
5.05%, 7/1/14	1,520,000	1,660,022
5.07%, 7/1/15	1,340,000	1,456,366
Baltimore Maryland MFH Revenue VRDN, 0.30%, 4/15/34 (r)	5,794,000	5,794,000
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15	1,135,000	1,148,280
Brownsville Texas Utility System Revenue Bonds, 5.084%, 9/1/16	2,000,000	2,091,920
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,898,700
California Statewide Communities Development Authority Revenue Bonds:
5.61%, 8/1/14	2,270,000	2,454,347
Zero Coupon, 6/1/15	3,425,000	2,379,895
Zero Coupon, 6/1/15	1,205,000	837,306
Zero Coupon, 6/1/16	2,620,000	1,673,420
Zero Coupon, 6/1/17	2,710,000	1,595,025
Zero Coupon, 6/1/17	1,835,000	1,080,026
Zero Coupon, 6/1/18	2,810,000	1,501,552
Zero Coupon, 6/1/19	1,975,000	963,425
Clark County Nevada Revenue Bonds, 6.881%, 7/1/42	3,500,000	3,373,930
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	5,042,156
5.658%, 1/1/12	2,500,000	2,550,475
Collier County Florida MFH Finance Authority Revenue VRDN, 0.26%, 7/15/34 (r)	2,300,000	2,300,000
Colorado State Housing and Finance Authority Revenue VRDN:
0.23%, 10/15/16 (r)	9,100,000	9,100,000
0.23%, 10/15/16 (r)	5,300,000	5,300,000
Detroit Michigan GO Bonds, 5.15%, 4/1/25	14,605,000	7,967,027
District of Columbia Housing Finance Agency Revenue VRDN, 0.26%, 11/1/38 (r)	3,300,000	3,300,000
District of Columbia Revenue VRDN:
0.19%, 4/1/38 (r)	1,000,000	1,000,000
0.25%, 4/1/38 (r)	4,055,000	4,055,000
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	476,205
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,709,473
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	301,433
5.10%, 7/1/15	300,000	311,883
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,250,000	1,232,013
Gainesville & Hall County Georgia Development Authority Revenue VRDN, 0.21%, 11/15/33 (r)	2,700,000	2,700,000
Grant County Washington Public Utility District No. 2 Revenue Bonds:
4.76%, 1/1/13	400,000	419,704
5.48%, 1/1/21	990,000	920,819
Hamilton County Ohio Revenue Bonds, 6.50%, 12/1/34	2,000,000	2,051,260
Hills City Iowa Health Facilities Revenue VRDN, 0.36%, 8/1/35 (r)	8,690,000	8,690,000
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	235,127
4.82%, 9/1/12	250,000	250,045
4.90%, 9/1/13	260,000	257,468
4.94%, 9/1/14	275,000	266,849
4.95%, 9/1/15	285,000	269,864
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,995,000	2,055,528
La Mesa California COPs, 6.32%, 8/1/26	1,305,000	1,313,274
La Verne California Revenue Bonds, 5.62%, 6/1/16	1,000,000	1,026,620
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	2,450,000	2,305,866
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	3,135,450
5.44%, 8/1/40	5,000,000	3,086,600
Maryland State Health & Higher Educational Facilities Authority Revenue VRDN, 0.22%, 7/1/34 (r)	4,500,000	4,500,000
Massachusetts State Development Finance Agency Revenue VRDN, 0.60%, 11/1/42 (r)	2,900,000	2,900,000
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,722,059
5.69%, 10/1/30	2,835,000	2,702,124
Metropolitan Water District of Southern California Revenue Bonds:
5.906%, 7/1/25	5,000,000	4,879,100
6.538%, 7/1/39	7,500,000	7,522,875
Mississippi State Home Corp. MFH Revenue VRDN, 0.41%, 8/15/40 (r)	3,800,000	3,800,000
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 0.18%, 8/1/15 (r)	5,800,000	5,800,000
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	3,830,955
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	1,210,000	1,005,534
Nevada State Housing Division Revenue VRDN, 0.30%, 4/15/39 (r)	3,550,000	3,550,000
New York City Housing Development Corp. MFH Revenue VRDN:
0.25%, 12/1/35 (r)	6,005,000	6,005,000
0.22%, 11/1/38 (r)	5,300,000	5,300,000
New York City IDA Revenue Bonds, 6.027%, 1/1/46 (b)	11,930,000	8,997,487
New York State Housing Finance Agency Revenue VRDN:
0.25%, 5/15/33 (r)	9,100,000	9,100,000
0.17%, 5/15/34 (r)	8,400,000	8,400,000
0.25%, 5/15/36 (r)	5,200,000	5,200,000
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,635,000	1,616,966
5.653%, 9/1/21	19,635,000	19,374,640
Oceanside California PO Revenue Bonds:
4.95%, 8/15/16	2,215,000	1,995,604
5.14%, 8/15/18	2,760,000	2,443,097
5.20%, 8/15/19	3,070,000	2,701,232
5.25%, 8/15/20	3,395,000	2,968,520
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,618,515
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	5,574,522
Rhode Island State Student Loan Authority Revenue VRDN, 0.23%, 6/1/48 (r)	6,100,000	6,100,000
Richfield Minnesota MFH Revenue VRDN, 0.23%, 3/1/34 (r)	4,400,000	4,400,000
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	3,156,984
Riverside California Public Financing Authority Tax Allocation Bonds:
5.19%, 8/1/17	1,690,000	1,552,350
5.24%, 8/1/17	2,570,000	2,326,518
Sacramento City California Financing Authority Tax Allocation Bonds, 5.54%, 12/1/20	21,940,000	17,699,437
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,193,306
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,371,821
San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	3,116,364
5.10%, 8/1/20	3,960,000	3,340,339
5.46%, 8/1/35	5,300,000	4,172,054
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.60%, 9/1/25	815,000	739,776
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,240,016
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	5,660,000	6,014,542
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	681,824
5.00%, 12/1/13	710,000	702,822
5.00%, 12/1/14	745,000	721,018
5.125%, 12/1/15	785,000	744,321
5.125%, 12/1/16	830,000	765,053
5.25%, 12/1/21	5,070,000	4,468,951
5.375%, 12/1/21	4,880,000	4,351,008
Tucson Arizona IDA Revenue VRDN, 0.24%, 1/15/32 (r)	6,500,000	6,500,000
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	8,943,713
5.442%, 7/1/50	3,990,000	3,063,602
Virginia State Housing Development Authority Revenue Bonds, 6.32%, 8/1/19	1,500,000	1,583,310
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	2,806,243
5.15%, 1/1/24	3,630,000	2,985,965
Wilkes-Barre Pennsylvania GO Bonds, 5.28%, 11/15/19	2,025,000	1,823,634
Wisconsin Health & Educational Facilities Authority Revenue VRDN, 0.21%, 4/1/35 (r)	11,450,000	11,450,000

Total Taxable Municipal Obligations (Cost $399,151,181)		369,782,040

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.5%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)	19,175,000	18,216,250
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	79,480,000	52,854,200
7.30%, 10/14/49 (b)(e)	19,950,000	14,672,427
AgriBank FCB, 9.125%, 7/15/19	2,380,000	2,615,506
Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10	928,189	940,181
Overseas Private Investment Corp., 4.05%, 11/15/14	1,435,200	1,477,954
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	3,000,000	1,822,500
Vessel Management Services, Inc., 5.125%, 4/16/35	31,900,000	31,882,136

Total U.S. Government Agencies and Instrumentalities (Cost $147,047,906)		124,481,154

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae, 11.00%, 10/15/15	446	487
Government National Mortgage Association, 5.50%, 1/16/32	8,894,056	604,585

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,135,122)		605,072

U.S. TREASURY - 11.0%
United States Treasury Bonds:
4.50%, 5/15/38	2,245,000	2,200,451
3.50%, 2/15/39	9,808,000	8,041,028
4.25%, 5/15/39	9,700,000	9,105,874
4.50%, 8/15/39	80,555,000	78,805,446
4.375%, 11/15/39	79,030,000	75,720,615
United States Treasury Notes:
1.375%, 10/15/12	1,370,000	1,362,508
2.375%, 10/31/14	250,000	247,344
2.125%, 11/30/14	15,520,000	15,158,675
3.00%, 8/31/16	3,950,000	3,886,430
3.00%, 9/30/16	2,000,000	1,964,062
3.125%, 5/15/19	8,839,000	8,376,333
3.375%, 11/15/19	197,138,000	189,776,122

Total U.S. Treasury (Cost $404,649,299)		394,644,888

CERTIFICATES OF DEPOSIT - 1.2%
Deutsche Bank, 0.854%, 6/18/10 (r)	44,850,000	44,722,267

Total Certificates of Deposit (Cost $44,850,000)		44,722,267

EQUITY SECURITIES - 1.1%	SHARES
Avado Brands, Inc. (b)*	4,803	48
CIT Group, Inc.:
Common Stock*	106,648	2,944,551
Contingent Value Rights (b)*	20,132,000	-
Contingent Value Rights (b)*	2,000,000	-
Conseco, Inc.*	1,204,755	6,023,775
Double Eagle Petroleum Co., Preferred	105,000	2,520,000
First Republic Preferred Capital Corp., Preferred (e)	6,050	5,596,250
Ford Motor Co.*	473,761	4,737,610
Intermet Corp. (b)*	4,772	48
ION Media Networks, Inc., Series B, Preferred (b)*	2	1
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	4,539,188
Trust II, Preferred (b)(e)	6,450,000	4,539,188
Trust III, Preferred (b)(e)	6,450,000	4,539,188
Trust IV, Preferred (b)(e)	6,450,000	4,539,188

Total Equity Securities (Cost $79,588,320)		39,979,035

TIME DEPOSIT - 9.9%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.00%, 1/4/10	$352,942,413	352,942,413

Total Time Deposit (Cost $352,942,413)		352,942,413

TOTAL INVESTMENTS (Cost $3,972,251,194) - 99.8%		3,570,766,838
Other assets and liabilities, net - 0.2%		9,300,499
NET ASSETS - 100%		$3,580,067,337
		==============
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	3,450	3/10	$398,313,281	($3,571,503)
30 Year U.S. Treasury Bonds	17	3/10	1,961,375	(115,307)
Total Purchased	($3,686,810)
==============
Sold:
2 Year U.S. Treasury Notes	9,049	3/10	$1,956,987,650	$8,807,651
5 Year U.S. Treasury Notes	957	3/10	109,464,352	2,312,742
Total Sold	$11,120,393
==============

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Idearc, Inc. filed for Chapter 11 bankruptcy on March 31, 2009. This security is no longer accruing interest.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(u) This security is no longer accruing interest.
(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z) Orkney Re II plc is in default and no longer accruing interest.
(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.
(qq) Royal Bank Of Scotland Group plc is in default and is no longer accruing interest. During the period, $407,244 of interest was written off.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SHORT-TERM GOVERNMENT FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

FDIC GUARANTEED CORPORATE BONDS - 29.1%	PRINCIPAL AMOUNT	VALUE
Bank of America Corp., 0.581%, 4/30/12 (r)	$1,000,000	$1,008,727
Citibank:
0.284%, 7/12/11 (r)	300,000	300,196
0.305%, 5/7/12 (r)	200,000	200,240
Citigroup Funding, Inc., 0.611%, 4/30/12 (r)	1,000,000	1,009,188
GMAC LLC, 0.253%, 12/19/12 (r)	1,000,000	999,707
Goldman Sachs Group, Inc., 0.525%, 11/9/11 (r)	1,000,000	1,005,721
JPMorgan Chase & Co.:
0.42%, 4/1/11 (r)	300,000	300,631
0.484%, 6/15/12 (r)	1,000,000	1,007,173
0.501%, 12/26/12 (r)	200,000	201,441
MetLife, Inc., 0.571%, 6/29/12 (r)	800,000	803,199
Morgan Stanley, 0.554%, 2/10/12 (r)	1,000,000	1,007,231
PNC Funding Corp., 0.49%, 4/1/12 (r)	500,000	502,569
State Street Bank and Trust Co., 0.454%, 9/15/11 (r)	600,000	602,430
Wells Fargo & Co., 0.474%, 6/15/12 (r)	810,000	814,801

Total FDIC Guaranteed Corporate Bonds (Cost $9,710,158)	9,763,254

MUNICIPAL OBLIGATIONS - 1.8%
New York State Housing Finance Agency Revenue VRDN, 0.25%, 5/15/33 (r)	600,000	600,000

Total Municipal Obligations (Cost $600,000)	600,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 31.3%
COP I LLC, 3.613%, 12/5/21	200,000	190,458
Fannie Mae, 1.75%, 3/23/11	900,000	909,215
Federal Home Loan Bank, 5.00%, 11/17/17	1,000,000	1,078,173
New Valley Generation V, 4.929%, 1/15/21	377,569	384,459
Private Export Funding Corp.:
4.90%, 12/15/11	2,970,000	3,174,125
3.05%, 10/15/14	1,000,000	993,997
4.55%, 5/15/15	1,102,000	1,161,595
Tennessee Valley Authority, 4.375%, 6/15/15	1,000,000	1,060,062
Vessel Management Services, Inc.:
5.85%, 5/1/27	500,000	534,015
5.125%, 4/16/35	1,000,000	999,440

Total U.S. Government Agencies and Instrumentalities (Cost $10,426,305)	10,485,539

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.4%
Fannie Mae:
5.50%, 5/1/12	58,933	62,764
4.50%, 8/25/18	785,017	797,963
7.00%, 12/1/29	402,218	443,320
3.373%, 3/1/31 (r)	130,408	133,256
5.50%, 11/25/31	614,361	641,946
3.012%, 8/1/32 (r)	127,788	130,977
Freddie Mac:
4.00%, 10/15/16	613,866	635,522
5.00%, 5/1/18	196,150	206,718
4.50%, 1/15/20	1,167,951	1,184,009
6.00%, 3/15/27	418,952	423,415
5.50%, 6/15/27	1,352,418	1,368,220
5.00%, 11/15/28	759,851	791,524
0.583%, 11/15/32 (r)	381,517	380,144
0.633%, 10/15/34 (r)	377,470	371,249
0.533%, 3/15/35 (r)	989,482	968,028
0.483%, 7/15/35 (r)	1,366,781	1,337,632

Total U.S. Government Agency Mortgage-Backed Securities (Cost $9,787,857)	9,876,687

U.S. TREASURY - 8.4%
United States Treasury Bonds, 4.375%, 11/15/39	160,000	153,300
United States Treasury Notes:
4.25%, 1/15/10	1,927,275	1,929,383
3.125%, 5/15/19	535,000	506,996
3.375%, 11/15/19	240,000	231,037

Total U.S. Treasury (Cost $2,833,644)	2,820,716

TOTAL INVESTMENTS (Cost $33,357,964) - 100.0%	33,546,196
Other assets and liabilities, net - 0.0%	12,576
NET ASSETS - 100%	$33,558,772
=============
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	13	3/10	$1,500,891	($27,035)
30 Year U.S. Treasury Bonds	5	3/10	576,875	(29,110)
Total Purchased				($56,145)
				===============
Sold:
2 Year U.S. Treasury Notes	90	3/10	$19,463,906	$89,537
5 Year U.S. Treasury Notes	4	3/10	457,531	9,369
Total Sold				$98,906
				===============

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	Abbreviations:
LLC: Limited Liability Corporation VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

FDIC GUARANTEED CORPORATE BONDS - 27.6%			PRINCIPAL AMOUNT	VALUE
Bank of America Corp., 0.581%, 4/30/12 (r)			$30,000	$30,262
BankBoston Capital Trust III, 1.004%, 6/15/27 (r)			50,000	33,778
Citibank, 0.284%, 7/12/11 (r)			25,000	25,016
Citigroup Funding, Inc., 0.611%, 4/30/12 (r)			30,000	30,276
General Electric Capital Corp., 0.557%, 6/8/12 (r)			20,000	20,160
GMAC LLC, 0.253%, 12/19/12 (r)			40,000	39,988
GMAC, Inc., 1.75%, 10/30/12			30,000	29,875
Goldman Sachs Group, Inc.:
0.525%, 11/9/11 (r)			30,000	30,172
0.454%, 3/15/12 (r)			80,000	80,322
JPMorgan Chase & Co.:
0.42%, 4/1/11 (r)			15,000	15,031
0.484%, 6/15/12 (r)			30,000	30,215
0.501%, 12/26/12 (r)			50,000	50,360
MetLife, Inc., 0.571%, 6/29/12 (r)			50,000	50,200
Morgan Stanley, 0.554%, 2/10/12 (r)			30,000	30,217
PNC Funding Corp., 0.49%, 4/1/12 (r)			30,000	30,154
State Street Bank and Trust Co., 0.454%, 9/15/11 (r)			35,000	35,142
Wells Fargo & Co., 0.474%, 6/15/12 (r)			30,000	30,178

Total FDIC Guaranteed Corporate Bonds (Cost $576,681)				591,346

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 5.4%
American Home Mortgage Assets, 0.421%, 12/25/46 (r)			87,352	42,570
JP Morgan Mortgage Trust, 5.292%, 7/25/35 (r)			23,927	22,273
Merrill Lynch Mortgage Investors, Inc., 5.149%, 12/25/35 (r)			52,801	50,286

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $114,106)				115,129

CORPORATE BONDS - 8.7%
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)			31,939	33,682
Capital One Capital VI, 8.875%, 5/15/40			20,000	21,298
Howard Hughes Medical Institute, 3.45%, 9/1/14			40,000	40,542
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)			35,000	25,729
Pioneer Natural Resources Co., 7.50%, 1/15/20			20,000	20,050
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)			70,000	13,967
2/15/45 (b)(e)			234,064	31,938

Total Corporate Bonds (Cost $157,348)				187,206

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 32.3%
AgFirst Farm Credit Bank, 6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)			50,000	33,250
COP I LLC, 3.613%, 12/5/21			100,000	95,229
Fannie Mae, 1.75%, 3/23/11			100,000	101,024
Federal Home Loan Bank, 5.00%, 11/17/17			60,000	64,690
New Valley Generation V, 4.929%, 1/15/21			29,613	30,154
Private Export Funding Corp.:
4.90%, 12/15/11			30,000	32,062
3.05%, 10/15/14			70,000	69,580
4.55%, 5/15/15			30,000	31,622
Tennessee Valley Authority, 4.375%, 6/15/15			100,000	106,006
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)			40,000	24,300
Vessel Management Services, Inc.:
5.85%, 5/1/27			50,000	53,402
5.125%, 4/16/35			50,000	49,972

Total U.S. Government Agencies and Instrumentalities (Cost $671,497)				691,291

U.S. TREASURY - 11.8%
United States Treasury Bonds, 3.50%, 2/15/39			110,000	90,183
United States Treasury Notes:
3.125%, 5/15/19			120,000	113,718
3.375%, 11/15/19			50,000	48,133

Total U.S. Treasury (Cost $266,661)				252,034

TOTAL INVESTMENTS (Cost $1,786,293) - 85.8%				1,837,006
Other assets and liabilities, net - 14.2%				302,916
NET ASSETS - 100%				$2,139,922
				==========
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	2	3/10	$230,906	($3,722)
30 Year U.S. Treasury Bonds	1	3/10	115,375	(6,775)
Total Purchased				($10,497)
				=============
Sold:
2 Year U.S. Treasury Notes	6	3/10	$1,297,594	$7,772
5 Year U.S. Treasury Notes	4	3/10	457,531	8,682
Total Sold				$16,454
				=============

(b) This security was valued by the Board of Trustees.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
FCB: Farm Credit Bank LLC: Limited Liability Corporation LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

	ASSET-BACKED SECURITIES - 2.6%		PRINCIPAL AMOUNT	VALUE
	AmeriCredit Automobile Receivables Trust, 4.47%, 1/12/12		$325,884	$330,881
	Americredit Prime Automobile Receivable, 5.22%, 6/8/12		944,318	952,727
	Capital Auto Receivables Asset Trust:
	1.193%, 12/15/10 (b)(e)(r)		207,865	208,515
	5.00%, 4/15/11		49,139	49,553
	0.933%, 11/15/11 (r)		143,234	143,439
	Triad Auto Receivables Owner Trust, 5.28%, 2/13/12		645,576	647,712

	Total Asset-Backed Securities (Cost $2,330,417)			2,332,827

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.9%
American Home Mortgage Assets:
1.504%, 9/25/46 (r)			124,871	61,064
0.421%, 12/25/46 (r)			1,032,343	503,101
0.356%, 3/25/47 (r)			238,771	122,963
Countrywide Home Loan Mortgage Pass Through Trust, 0.571%, 6/25/35 (e)(r)			152,267	94,319
CS First Boston Mortgage Securities Corp., 5.25%, 12/25/35			190,450	166,068
Impac CMB Trust, 0.771%, 5/25/35 (r)			155,898	104,147
JP Morgan Mortgage Trust, 5.292%, 7/25/35 (r)			239,269	222,725
MASTR Alternative Loans Trust, 6.25%, 7/25/36			82,892	41,422
Residential Funding Mortgage Securities I, Inc., 5.665%, 2/25/36 (r)			826,685	624,228
Structured Asset Securities Corp.:
5.00%, 6/25/35			37,843	29,662
5.50%, 6/25/35			1,000,000	686,760

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,229,457)				2,656,459

CORPORATE BONDS - 47.1%
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*			4,817	-
American Express Centurion Bank, 0.314%, 7/13/10 (r)			100,000	99,808
Anadarko Petroleum Corp., 6.95%, 6/15/19			500,000	567,292
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (e)			100,000	116,744
APL Ltd., 8.00%, 1/15/24			700,000	644,000
ArcelorMittal, 5.375%, 6/1/13			600,000	629,354
Army Hawaii Family Housing, 5.524%, 6/15/50 (e)			100,000	74,084
Asian Development Bank, 6.22%, 8/15/27			30,000	32,824
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)			60,000	48,235
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*			30,000	300
BAC Capital Trust VI, 5.625%, 3/8/35 (b)			500,000	400,224
BAC Capital Trust XV, 1.056%, 6/1/56 (r)			1,100,000	697,564
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)			746,577	787,310
Barclays Bank plc, 5.00%, 9/22/16			500,000	512,857
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)			49,918	44,430
BellSouth Telecommunications, Inc., 7.00%, 12/1/95			500,000	497,451
Bemis Co., Inc., 6.80%, 8/1/19			500,000	548,502
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (b)(r)			1,485,000	1,433,025
BP Capital Markets plc, 1.253%, 3/17/11 (r)			350,000	354,305
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)			1,000,000	708,750
Camp Pendleton & Quantico Housing LLC, 5.937%, 10/1/43 (e)			50,000	40,699
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)			700,000	701,868
Capital One Capital V, 10.25%, 8/15/39			500,000	582,705
Capital One Capital VI, 8.875%, 5/15/40			600,000	638,956
Cargill, Inc., 1.533%, 1/21/11 (e)(r)			70,000	69,907
CC Holdings GS V LLC, 7.75%, 5/1/17 (e)			300,000	315,375
Cellco Partnership, 2.869%, 5/20/11 (r)			500,000	516,936
Centennial Communications Corp., 6.04%, 1/1/13 (r)			590,000	590,000
Chase Capital II, 0.781%, 2/1/27 (r)			500,000	350,162
Chase Capital VI, 0.906%, 8/1/28 (r)			500,000	347,541
Chesapeake Energy Corp., 7.625%, 7/15/13			500,000	523,750
Citigroup Funding, Inc., 0.334%, 7/12/12 (r)			500,000	500,662
Citigroup, Inc., 6.01%, 1/15/15			500,000	513,623
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)			820,000	656,000
Credit Suisse USA, Inc., 0.473%, 8/16/11 (r)			500,000	498,877
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)			1,000,000	1,047,490
Dexia Credit Local, 0.899%, 9/23/11 (e)(r)			300,000	302,540
Discover Financial Services, 0.784%, 6/11/10 (r)			600,000	594,775
Dominion Resources, Inc.:
1.303%, 6/17/10 (r)			80,000	80,299
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)			500,000	442,300
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)			340,000	311,950
Fleet Capital Trust V, 1.254%, 12/18/28 (r)			1,000,000	680,546
FMG Finance Proprietary Ltd., 4.256%, 9/1/11 (b)(e)(r)			1,000,000	985,000
Ford Motor Credit Co. LLC:
5.504%, 6/15/11 (r)			500,000	492,599
3.034%, 1/13/12 (r)			400,000	372,000
Fort Knox Military Housing, 5.915%, 2/15/52 (e)			130,000	96,421
General Motors Corp.:
8.25%, 7/15/23 (kk)			200,000	53,000
7.40%, 9/1/25 (kk)			200,000	52,000
8.375%, 7/15/33 (kk)			500,000	135,000
Glitnir Banki HF:
3.046%, 4/20/10 (b)(e)(r)(y)*			75,000	16,875
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*			150,000	1,500
Great River Energy, 6.254%, 7/1/38 (e)			100,000	96,256
Greif, Inc., 6.75%, 2/1/17			500,000	490,000
HJ Heinz Finance Co., 7.125%, 8/1/39 (e)			625,000	695,971
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19 (e)			500,000	513,663
Ingersoll-Rand Global Holding Co. Ltd., 1.773%, 8/13/10 (b)(r)			200,000	201,000
Irwin Land LLC:
5.03%, 12/15/25 (e)			758,000	641,511
5.30%, 12/15/35 (e)			100,000	77,355
5.40%, 12/15/47 (e)			125,000	86,796
JPMorgan Chase & Co.:
0.783%, 1/22/10 (r)			50,000	50,014
0.501%, 12/26/12 (r)			500,000	503,601
JPMorgan Chase Capital XXIII, 1.273%, 5/15/47 (r)			500,000	345,160
Koninklijke Philips Electronics NV, 1.405%, 3/11/11 (r)			300,000	300,498
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)			1,000,000	880,000
Leucadia National Corp., 7.00%, 8/15/13			500,000	502,500
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)			100,000	87,571
Mack-Cali Realty Corp., 7.75%, 8/15/19			500,000	517,378
Massachusetts Institute of Technology, 7.25%, 11/2/96			25,000	27,553
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)			1,445,000	1,062,248
MetLife, Inc., 0.571%, 6/29/12 (r)			300,000	301,200
Metropolitan Life Global Funding I, 0.984%, 4/14/11 (e)(r)			190,000	190,253
National Fuel Gas Co., 6.50%, 4/15/18			100,000	104,318
NationsBank Cap Trust III, 0.834%, 1/15/27 (r)			65,000	45,213
Nationwide Health Properties, Inc.:
6.90%, 10/1/37			390,000	397,357
6.59%, 7/7/38			30,000	30,419
New York University, 5.236%, 7/1/32			800,000	775,824
Nordea Bank AB, 3.70%, 11/13/14 (e)			750,000	739,528
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)			70,000	66,392
6.00%, 10/1/51 (b)(e)			1,250,000	991,987
OPTI Canada, Inc., 7.875%, 12/15/14			100,000	81,000
Overseas Shipholding Group, Inc., 7.50%, 2/15/24			150,000	127,500
Pacific Beacon LLC, 5.628%, 7/15/51 (e)			40,000	28,400
Pepco Holdings, Inc.:
0.881%, 6/1/10 (r)			700,000	695,275
6.45%, 8/15/12			400,000	429,858
Pioneer Natural Resources Co.:
5.875%, 7/15/16			100,000	96,036
7.50%, 1/15/20			400,000	401,000
7.20%, 1/15/28			600,000	539,577
Potlatch Corp., 7.50%, 11/1/19 (e)			500,000	510,000
PPL Montana LLC, 8.903%, 7/2/20			20,681	20,260
Puget Sound Energy, Inc., 7.02%, 12/1/27 (b)			25,000	26,691
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)			300,000	372,678
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)			25,000	21,815
Rochester Gas & Electric Corp., 6.375%, 9/1/33			10,000	10,103
Royal Bank of Scotland Group plc:
6.40%, 10/21/19			500,000	495,186
7.64% to 9/29/17, floating rate thereafter to 3/29/49 (r)(qq)			500,000	263,750
Skyway Concession Co. LLC, 0.563%, 6/30/17 (b)(e)(r)			100,000	84,847
SouthTrust Bank, 6.565%, 12/15/27			120,000	124,708
Sunoco, Inc., 6.75%, 4/1/11			143,000	150,706
SunTrust Bank, 0.552%, 8/24/15 (r)			500,000	419,939
Svenska Handelsbanken AB, 1.254%, 9/14/12 (e)(r)			500,000	497,411
Thomas & Betts Corp., 5.625%, 11/15/21			600,000	576,991
Toll Road Investors Partnership II LP:
2/15/28 (b)(e)			135,000	24,593
2/15/31 (b)(e)			196,000	26,901
2/15/43 (b)(e)			4,950,000	987,673
2/15/45 (b)(e)			8,152,983	1,112,475
UnitedHealth Group, Inc., 0.433%, 6/21/10 (r)			500,000	499,209
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)			400,000	304,000
Wachovia Corp., 7.574%, 8/1/26 (r)			400,000	437,479
Wells Fargo Bank Bonds:
6.584%, 9/1/27 (e)			100,000	99,514
6.734%, 9/1/47 (e)			100,000	99,365
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)			696,018	639,173
Yara International ASA, 7.875%, 6/11/19 (e)			750,000	856,918

Total Corporate Bonds (Cost $39,088,941)				42,491,012

TAXABLE MUNICIPAL OBLIGATIONS - 2.4%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18			30,000	31,405
Anaheim California Redevelopment Agency Tax Allocation Bonds, 6.506%, 2/1/31			125,000	122,042
California Statewide Communities Development Authority Revenue Bonds, 5.61%, 8/1/14			30,000	32,436
Clark County Nevada Revenue Bonds, 6.881%, 7/1/42			500,000	481,990
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24			25,000	7,826
East Lansing Michigan GO Bonds, 5.00%, 4/1/14			85,000	91,549
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16			10,000	10,407
Fairfield California PO Revenue Bonds:
5.22%, 6/1/20			15,000	13,883
5.34%, 6/1/25			15,000	13,083
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19			25,000	24,696
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21			25,000	24,640
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.48%, 1/1/21			10,000	9,301
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18			15,000	15,489
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33			70,000	70,152
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon, 12/1/21			180,000	78,577
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20			125,000	60,721
La Mesa California COPs, 6.32%, 8/1/26			30,000	30,190
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25			50,000	47,058
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24			100,000	113,032
Linden New Jersey GO Bonds, 5.63%, 4/1/21			60,000	52,740
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30			15,000	14,297
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27			50,000	43,683
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15			80,000	85,270
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27			50,000	41,551
New York City IDA Revenue Bonds, 6.027%, 1/1/46 (b)			30,000	22,626
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20			120,000	53,636
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21			30,000	25,499
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14			95,000	75,216
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18			100,000	57,726
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16			25,000	18,241
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20			25,000	10,957
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27			250,000	61,245
8/1/28			175,000	39,505
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16			40,000	38,256
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20			15,000	12,653
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20			40,000	37,835
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16			40,000	41,380
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26			40,000	40,637
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds, 5.25%, 12/1/21			50,000	44,072
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50			15,000	11,432
5.442%, 7/1/50			10,000	7,678
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20			15,000	13,196
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26			40,000	33,436

Total Taxable Municipal Obligations (Cost $2,302,457)				2,161,244

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.1%
AgFirst Farm Credit Bank, 8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)			300,000	285,000
AgriBank FCB, 9.125%, 7/15/19			500,000	549,476
Federal Home Loan Bank, 5.00%, 11/17/17			400,000	431,269
New Valley Generation V, 4.929%, 1/15/21			37,017	37,692
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)			400,000	243,000
Vessel Management Services, Inc.:
5.85%, 5/1/27			500,000	534,015
5.125%, 4/16/35			750,000	749,580

Total U.S. Government Agencies and Instrumentalities (Cost $2,612,081)				2,830,032

U.S. TREASURY - 23.5%
United States Treasury Bonds:
4.50%, 5/15/38			840,000	823,331
3.50%, 2/15/39			156,000	127,896
4.50%, 8/15/39			1,250,000	1,222,852
4.375%, 11/15/39			2,460,000	2,356,987
United States Treasury Notes:
3.125%, 5/15/19			3,710,500	3,516,279
3.375%, 11/15/19			13,706,000	13,194,166

Total U.S. Treasury (Cost $21,767,767)				21,241,511

SOVEREIGN GOVERNMENT BONDS - 0.3%
Province of Ontario Canada, 0.717%, 5/22/12 (r)			300,000	300,723

Total Sovereign Government Bonds (Cost $300,000)				300,723

TIME DEPOSIT - 10.2%
State Street Corp. Time Deposit, 0.00%, 1/4/10			9,162,276	9,162,276

Total Time Deposit (Cost $9,162,276)				9,162,276

EQUITY SECURITIES - 1.9%			SHARES
CIT Group, Inc.:
Common Stock*			220	6,074
Contingent Value Rights (b)*			55,000	-
CoBank ACB, Preferred			10,000	497,188
Conseco, Inc.*			1,712	8,560
First Republic Preferred Capital Corp., Preferred (e)			500	462,500
Woodbourne Capital Trust I, Preferred (b)(e)			1,000,000	703,750

Total Equity Securities (Cost $1,397,750)				1,678,072

TOTAL INVESTMENTS (Cost $81,191,146) - 94.0%				84,854,156
Other assets and liabilities, net - 6.0%				5,428,252
NET ASSETS - 100%				$90,282,408
				============
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	60	3/10	$6,927,188	($41,090)
30 Year U.S. Treasury Bonds	59	3/10	6,807,125	(262,668)
Total Purchased				($303,758)
				============
Sold:
2 Year U.S. Treasury Notes	200	3/10	$43,253,125	$214,965
5 Year U.S. Treasury Notes	35	3/10	4,003,398	80,260
Total Sold				$295,225
				============

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF (the "Bank") on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(kk) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.
(qq) Royal Bank Of Scotland Group plc is in default and is no longer accruing interest. During the period, $3,642 of interest was written off.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT NEW VISION SMALL CAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 84.3%			SHARES	VALUE
Aerospace & Defense - 0.7%
Applied Signal Technology, Inc.			32,100	$619,209

Airlines - 1.4%
Hawaiian Holdings, Inc.*			140,800	985,600
Pinnacle Airlines Corp.*			30,727	211,402
				1,197,002

Capital Markets - 1.2%
Evercore Partners, Inc.			33,500	1,018,400

Chemicals - 1.1%
H.B. Fuller Co.			38,500	875,875

Commercial Banks - 2.6%
Great Southern Bancorp, Inc.			32,600	696,336
Park National Corp.			11,700	688,896
Westamerica Bancorporation			14,700	813,939
				2,199,171

Communications Equipment - 2.1%
Tekelec*			62,200	950,416
Utstarcom, Inc.*			363,300	795,627
				1,746,043

Computers & Peripherals - 0.8%
Adaptec, Inc.*			198,300	664,305

Construction & Engineering - 1.3%
EMCOR Group, Inc.*			40,000	1,076,000

Consumer Finance - 1.4%
Nelnet, Inc.			68,600	1,181,978

Electric Utilities - 0.8%
IDACORP, Inc.			20,400	651,780

Electrical Equipment - 5.6%
American Superconductor Corp.*			49,400	2,020,460
GrafTech International Ltd.*			56,700	881,685
Woodward Governor Co.			69,600	1,793,592
				4,695,737

Electronic Equipment & Instruments - 6.5%
Mercury Computer Systems, Inc.*			75,600	832,356
Multi-Fineline Electronix, Inc.*			28,300	802,871
SYNNEX Corp.*			66,700	2,045,022
Tech Data Corp.*			38,500	1,796,410
				5,476,659

Energy Equipment & Services - 0.6%
Cal Dive International, Inc.*			34,400	260,064
Mitcham Industries, Inc.*			29,790	219,552
				479,616

Food Products - 2.6%
American Italian Pasta Co.*			24,700	859,313
Lancaster Colony Corp.			5,714	283,986
TreeHouse Foods, Inc.*			25,500	990,930
				2,134,229

Gas Utilities - 1.6%
WGL Holdings, Inc.			40,600	1,361,724

Health Care Equipment & Supplies - 3.0%
American Medical Systems Holdings, Inc.*			54,000	1,041,660
Gen-Probe, Inc.*			18,200	780,780
ICU Medical, Inc.*			19,500	710,580
				2,533,020

Health Care Providers & Services - 7.3%
Amedisys, Inc.*			63,067	3,062,534
HealthSpring, Inc.*			63,700	1,121,757
Odyssey HealthCare, Inc.*			71,300	1,110,854
RehabCare Group, Inc.*			26,800	815,524
				6,110,669

Hotels, Restaurants & Leisure - 3.4%
Steak N Shake Co.*			3,570	1,157,108
Texas Roadhouse, Inc.*			151,700	1,703,591
				2,860,699

Insurance - 2.8%
Amerisafe, Inc.*			74,900	1,345,953
Horace Mann Educators Corp.			3,176	39,700
StanCorp Financial Group, Inc.			22,800	912,456
				2,298,109

Internet & Catalog Retail - 3.1%
NetFlix, Inc.*			28,900	1,593,546
priceline.com, Inc.*			4,500	983,250
				2,576,796

Internet Software & Services - 3.6%
Earthlink, Inc.			221,182	1,838,022
Equinix, Inc.*			10,925	1,159,689
				2,997,711

IT Services - 3.1%
Sapient Corp.*			56,900	470,563
Unisys Corp.*			33,800	1,303,328
Wright Express Corp.*			26,400	841,104
				2,614,995

Leisure Equipment & Products - 1.7%
Polaris Industries, Inc.			32,300	1,409,249

Machinery - 1.3%
Valmont Industries, Inc.			13,400	1,051,230

Media - 1.1%
RCN Corp.*			87,900	953,715

Oil, Gas & Consumable Fuels - 2.1%
Crosstex Energy, Inc.			94,700	572,935
World Fuel Services Corp.			45,200	1,210,908
				1,783,843

Paper & Forest Products - 2.0%
KapStone Paper and Packaging Corp.*			102,000	1,004,700
Wausau Paper Corp.			58,000	672,800
				1,677,500

Pharmaceuticals - 2.7%
Lannett Co., Inc.*			27,129	160,332
Medicis Pharmaceutical Corp.			28,600	773,630
Par Pharmaceutical Co.'s, Inc.*			47,800	1,293,468
				2,227,430

Real Estate Investment Trusts - 5.5%
BioMed Realty Trust, Inc.			60,809	959,566
Camden Property Trust			17,900	758,423
First Potomac Realty Trust			12,837	161,361
Hospitality Properties Trust			41,400	981,594
Kilroy Realty Corp.			24,400	748,348
Weingarten Realty Investors			52,000	1,029,080
				4,638,372

Software - 3.4%
Concur Technologies, Inc.*			15,100	645,525
Informatica Corp.*			37,000	956,820
S1 Corp.*			194,100	1,265,532
				2,867,877

Specialty Retail - 2.4%
Sally Beauty Holdings, Inc.*			149,200	1,141,380
Stein Mart, Inc.*			82,400	878,384
				2,019,764

Textiles, Apparel & Luxury Goods - 1.1%
Unifirst Corp.			19,700	947,767

Thrifts & Mortgage Finance - 1.9%
Provident Financial Services, Inc.			69,300	738,045
United Financial Bancorp, Inc.			63,300	829,863
				1,567,908

Trading Companies & Distributors - 2.5%
Applied Industrial Technologies, Inc.			95,100	2,098,857

Total Equity Securities (Cost $58,028,911)				70,613,239

CERTIFICATES OF DEPOSIT - 0.1%			PRINCIPAL AMOUNT
ShoreBank, 2.13%, 2/11/10 (b)(k)			$100,000	99,820

Total Certificates of Deposit (Cost $100,000)				99,820

HIGH SOCIAL IMPACT INVESTMENTS - 1.3%
Calvert Social Investment Foundation Notes, 1.76%, 7/1/10 (b)(i)(r)			1,151,905	1,123,418

Total High Social Impact Investments (Cost $1,151,905)				1,123,418

TIME DEPOSIT - 14.0%
State Street Corp. Time Deposit, 0.00%, 1/4/10			11,718,966	11,718,966

Total Time Deposit (Cost $11,718,966)				11,718,966

TOTAL INVESTMENTS (Cost $70,999,782) - 99.7%				83,555,443
Other assets and liabilities, net - 0.3%				212,310
NET ASSETS - 100%				$83,767,753
				==============

(b) This security was valued by the Board of Trustees. See Note A.
(i) Restricted securities represent 1.3% of the net assets of the Fund.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities			ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.76%, 7/1/10			7/2/07	$1,151,905

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

ASSET-BACKED SECURITIES - 4.2%			PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.883%, 10/15/21 (e)(r)			$147,331	$141,706
AmeriCredit Automobile Receivables Trust:
1.985%, 1/12/12 (r)			2,313,774	2,325,948
4.47%, 1/12/12			358,472	363,969
0.315%, 5/6/12 (r)			840,931	832,051
4.63%, 6/6/12			2,153,230	2,159,825
5.02%, 11/6/12			4,461,524	4,514,992
Americredit Prime Automobile Receivable, 5.22%, 6/8/12			1,187,976	1,198,555
AmeriCredit Prime Automobile Receivable Trust, 5.27%, 11/8/11			790,768	792,434
Capital Auto Receivables Asset Trust:
1.193%, 12/15/10 (b)(e)(r)			3,727,026	3,738,673
0.333%, 2/15/11 (r)			6,321,175	6,317,578
5.00%, 4/15/11			317,604	320,280
4.98%, 5/15/11			1,005,181	1,016,080
0.933%, 11/15/11 (r)			8,646,549	8,658,956
Capital One Auto Finance Trust:
5.03%, 4/15/12			11,082,004	11,162,107
0.273%, 10/15/12 (r)			2,566,316	2,486,843
Captec Franchise Trust, 8.155%, 6/15/13 (e)			1,086,581	940,692
Carmax Auto Owner Trust, 0.933%, 4/15/11 (r)			636,787	636,885
Countrywide Asset-Backed Certificates, 0.681%, 11/25/34 (r)			127,367	93,824
Daimler Chrysler Auto Trust:
5.01%, 1/8/11			3,115,150	3,132,143
4.98%, 2/8/11			465,272	465,399
4.42%, 10/8/11			1,466,339	1,466,647
4.98%, 11/8/11			3,542,576	3,599,128
0.915%, 2/8/12 (r)			500,000	500,810
DB Master Finance LLC, 5.779%, 6/20/31 (e)			17,600,000	16,969,040
Enterprise Mortgage Acceptance Co. LLC, 7.043%, 1/15/27 (e)(r)			7,741,118	3,870,559
FMAC Loan Receivables Trust:
Zero Coupon, 11/15/18 (e)(r)(u)			10,669,244	146,702
0.641%, 4/15/19 (e)(r)			13,429,219	428,056
Ford Credit Auto Owner Trust:
5.07%, 12/15/10			402,835	403,854
1.133%, 1/15/11 (r)			149,661	149,717
GS Auto Loan Trust:
5.39%, 12/15/11			4,576,754	4,641,145
4.56%, 11/15/13			700,758	701,443
Harley-Davidson Motorcycle Trust, 1.133%, 11/15/11 (r)			79,606	79,662
Household Automotive Trust:
5.61%, 8/17/11			684,337	688,053
5.28%, 9/17/11			513,188	516,085
4.94%, 11/19/12			1,419,595	1,427,043
Triad Auto Receivables Owner Trust:
5.28%, 2/13/12			410,767	412,126
4.88%, 4/12/13			12,187,422	12,502,280
Wachovia Auto Owner Trust, 5.38%, 3/20/13			2,105,664	2,160,270

Total Asset-Backed Securities (Cost $99,679,280)				101,961,560

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.5%
American Home Mortgage Assets:
0.421%, 10/25/46 (r)			7,364,334	3,736,296
0.421%, 12/25/46 (r)			11,935,470	5,816,627
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36			2,418,551	340,685
Bella Vista Mortgage Trust, 0.483%, 5/20/45 (r)			23,371	12,610
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)			600,722	591,759
Chase Mortgage Finance Corp.:
5.231%, 12/25/35 (r)			835,233	768,229
4.463%, 2/25/37 (r)			1,594,445	1,340,599
CS First Boston Mortgage Securities Corp.:
3.267%, 12/25/33 (r)			2,499,244	1,175,127
5.25%, 12/25/35			3,193,215	2,784,406
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33			4,190,000	3,997,076
Impac CMB Trust:
0.871%, 9/25/34 (r)			77,343	50,558
0.971%, 11/25/34 (r)			56,166	37,435
0.491%, 4/25/35 (r)			712,986	455,130
0.541%, 4/25/35 (r)			244,173	86,573
0.771%, 5/25/35 (r)			3,179,506	2,124,042
0.551%, 8/25/35 (r)			536,737	276,707
0.481%, 10/25/35 (r)			2,324,491	967,052
JP Morgan Mortgage Trust:
3.834%, 7/25/35 (r)			524,478	472,985
5.292%, 7/25/35 (r)			13,049,748	12,147,429
MASTR Adjustable Rate Mortgages Trust, 0.611%, 11/25/34 (r)			399	398
MASTR Alternative Loans Trust, 6.25%, 7/25/36			4,310,379	2,153,947
Merrill Lynch Mortgage Investors, Inc.:
4.258%, 2/25/35 (r)			751,833	644,431
5.149%, 12/25/35 (r)			17,201,024	16,381,773
Residential Accredit Loans, Inc.:
0.23%, 5/25/19 (r)			59,929,873	299,092
6.00%, 12/25/35			4,057,479	2,842,549
Residential Asset Securitization Trust, 6.25%, 11/25/36			1,819,826	1,174,868
Structured Asset Mortgage Investments, Inc.:
0.421%, 9/25/36 (r)			4,298,671	2,236,588
0.411%, 7/25/46 (r)			1,157,532	583,531
Structured Asset Securities Corp., 5.00%, 6/25/35			9,460,817	7,415,501
WaMu Mortgage Pass Through Certificates:
4.825%, 10/25/35 (r)			18,000,000	13,959,076
1.944%, 4/25/44 (r)			12,750	7,255
Wells Fargo Mortgage Backed Securities Trust, 0.193%, 10/25/36			53,839,212	168,248

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $90,226,508)				85,048,582

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
American Tower Trust, 0.423%, 4/15/37 (e)(r)			1,100,000	862,642
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)			4,000,000	4,066,271
5.245%, 11/15/36 (e)			2,720,000	2,801,760
5.362%, 11/15/36 (e)			1,210,000	1,238,097

Total Commercial Mortgage-Backed Securities (Cost $8,724,959)				8,968,770

CORPORATE BONDS - 58.2%
Achmea Hypotheekbank NV:
0.631%, 11/3/14 (e)(r)			4,665,000	4,665,106
3.20%, 11/3/14 (e)			7,000,000	6,974,075
Affiliated Computer Services, Inc., 5.20%, 6/1/15			3,000,000	3,097,500
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*			385,345	-
15.36%, 12/1/10 (b)(r)(x)*			259,801	-
American Express Centurion Bank:
0.292%, 3/23/10 (r)			6,450,000	6,444,698
0.314%, 7/13/10 (r)			1,840,000	1,836,458
American Honda Finance Corp., 1.003%, 6/20/11 (e)(r)			11,900,000	11,865,375
Amphenol Corp., 4.75%, 11/15/14			6,450,000	6,453,940
Anadarko Finance Co., 6.75%, 5/1/11			5,000,000	5,307,615
Anadarko Petroleum Corp.:
7.625%, 3/15/14			8,000,000	9,180,124
5.75%, 6/15/14			2,000,000	2,163,574
Analog Devices, Inc., 5.00%, 7/1/14			5,000,000	5,248,687
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12 (e)			3,000,000	3,024,055
4.125%, 1/15/15 (e)			5,000,000	5,062,701
7.75%, 1/15/19 (e)			1,000,000	1,167,444
ANZ National International Ltd., 2.375%, 12/21/12 (e)			2,500,000	2,479,256
APL Ltd., 8.00%, 1/15/24			1,000,000	920,000
ArcelorMittal:
5.375%, 6/1/13			8,885,000	9,319,690
6.50%, 4/15/14			8,125,000	8,689,933
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*			350,000	3,500
Australia & New Zealand Banking Group Ltd., 0.583%, 10/21/11 (e)(r)			4,450,000	4,457,427
BAC Capital Trust XV, 1.056%, 6/1/56 (r)			49,690,000	31,510,860
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)			22,679,578	23,916,976
Bank of America Corp., 0.581%, 4/30/12 (r)			18,470,000	18,631,188
BankBoston Capital Trust III, 1.004%, 6/15/27 (r)			1,450,000	979,553
Barclays Bank plc:
2.50%, 1/23/13			8,000,000	7,992,178
5.00%, 9/22/16			2,000,000	2,051,429
Bear Stearns Co.'s, Inc.:
0.357%, 2/23/10 (r)			3,425,000	3,426,062
5.30%, 10/30/15			10,000,000	10,639,319
Belvoir Land LLC, 5.35%, 12/15/25 (e)			2,000,000	1,611,240
Bemis Co., Inc., 5.65%, 8/1/14			2,000,000	2,133,582
Berkshire Hathaway Finance Corp., 4.00%, 4/15/12			15,000,000	15,719,550
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (b)(r)			8,559,000	8,259,435
BP Capital Markets plc, 1.253%, 3/17/11 (r)			4,900,000	4,960,275
C5 Capital SPV Ltd., 6.196% to 12/31/11, floating rate thereafter to 12/31/49 (e)(r)			3,500,000	2,445,625
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)			19,110,000	13,209,787
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)			5,000,000	5,013,344
Capital One Bank, 8.80%, 7/15/19			4,000,000	4,754,527
Capital One Capital V, 10.25%, 8/15/39			1,500,000	1,748,116
Capital One Financial Corp., 4.80%, 2/21/12			2,000,000	2,077,737
CareFusion Corp.:
4.125%, 8/1/12 (e)			2,000,000	2,068,880
5.125%, 8/1/14 (e)			2,000,000	2,102,945
Cargill, Inc.:
1.533%, 1/21/11 (e)(r)			10,000,000	9,986,650
5.60%, 9/15/12 (e)			3,000,000	3,231,795
Caterpillar Financial Services Corp.:
0.725%, 2/8/10 (r)			4,950,000	4,952,107
0.504%, 12/16/11 (r)			10,000,000	10,019,990
5.85%, 9/1/17			3,000,000	3,153,872
Cellco Partnership, 2.869%, 5/20/11 (r)			15,000,000	15,508,072
Cenovus Energy, Inc., 4.50%, 9/15/14 (e)			2,000,000	2,052,286
Chase Capital II, 0.781%, 2/1/27 (r)			3,282,000	2,298,464
Chase Capital VI, 0.906%, 8/1/28 (r)			1,500,000	1,042,624
Chesapeake Energy Corp., 7.625%, 7/15/13			22,350,000	23,411,625
Chevron Phillips Chemical Co. LLC:
7.00%, 3/15/11			11,500,000	12,097,828
7.00%, 6/15/14 (e)			1,000,000	1,100,021
Citibank:
0.284%, 7/12/11 (r)			4,875,000	4,878,181
0.305%, 5/7/12 (r)			5,550,000	5,556,673
Citigroup Funding, Inc.:
0.611%, 4/30/12 (r)			15,000,000	15,137,820
0.334%, 7/12/12 (r)			8,500,000	8,511,245
Citigroup, Inc.:
5.25%, 2/27/12			3,000,000	3,119,931
5.50%, 4/11/13			4,000,000	4,152,844
6.01%, 1/15/15			20,000,000	20,544,916
Columbia University, 6.83%, 12/15/20			354,839	387,090
Commonwealth Bank of Australia:
0.579%, 11/4/11 (e)(r)			7,000,000	7,000,159
3.75%, 10/15/14 (e)			9,000,000	8,966,918
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)			1,000,000	800,000
Credit Suisse USA, Inc., 0.473%, 8/16/11 (r)			5,850,000	5,836,862
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)			2,200,000	2,304,478
Deutsche Bank Capital Trust, 2.083%, 12/29/49 (b)(r)			2,600,000	1,820,000
Dexia Credit Local, 0.899%, 9/23/11 (e)(r)			2,400,000	2,420,323
Dexus Finance Proprietary Ltd., 7.125%, 10/15/14 (e)			8,000,000	8,222,854
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)			1,000,000	997,025
Discover Financial Services, 0.784%, 6/11/10 (r)			36,168,000	35,853,013
Dominion Resources, Inc.:
1.303%, 6/17/10 (r)			10,000,000	10,037,431
8.875%, 1/15/19			2,500,000	3,097,330
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)			4,000,000	3,538,400
Dow Chemical Co.:
2.525%, 8/8/11 (r)			9,500,000	9,673,541
5.90%, 2/15/15			1,000,000	1,075,758
Enterprise Products Operating LLC:
4.60%, 8/1/12			3,930,000	4,126,303
9.75%, 1/31/14			21,450,000	25,602,164
7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)			6,000,000	5,321,427
Equity One, Inc., 6.25%, 12/15/14			5,500,000	5,434,495
Express Scripts, Inc., 5.25%, 6/15/12			5,000,000	5,320,311
Fleet Capital Trust V, 1.254%, 12/18/28 (r)			3,200,000	2,177,748
FMG Finance Proprietary Ltd., 4.256%, 9/1/11 (b)(e)(r)			35,594,000	35,060,090
Ford Motor Credit Co. LLC:
1.854%, 1/15/10 (r)			11,900,000	11,899,719
5.504%, 6/15/11 (r)			12,900,000	12,709,050
3.034%, 1/13/12 (r)			16,800,000	15,624,000
Fortune Brands, Inc.:
5.125%, 1/15/11			5,250,000	5,404,809
3.00%, 6/1/12			2,100,000	2,082,760
FPL Group Capital, Inc., 0.675%, 11/9/12 (r)			12,700,000	12,754,774
General Electric Capital Corp.:
0.557%, 6/8/12 (r)			4,830,000	4,868,553
1.167%, 5/22/13 (r)			4,422,000	4,298,047
General Motors Corp.:
8.25%, 7/15/23 (kk)			13,316,000	3,528,740
8.375%, 7/15/33 (kk)			1,500,000	405,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*			10,440,000	2,349,000
3.046%, 4/20/10 (b)(e)(r)(y)*			10,830,000	2,436,750
4.75%, 10/15/10 (b)(e)(y)*			1,000,000	225,000
3.226%, 1/21/11 (b)(e)(r)(y)*			1,000,000	225,000
6.33%, 7/28/11 (e)(y)*			180,000	37,800
GMAC LLC, 0.253%, 12/19/12 (r)			3,360,000	3,359,016
GMAC, Inc., 1.75%, 10/30/12			3,970,000	3,953,503
Goldman Sachs Group, Inc.:
0.525%, 11/9/11 (r)			12,470,000	12,541,341
0.454%, 3/15/12 (r)			4,620,000	4,638,591
3.625%, 8/1/12			3,000,000	3,084,812
Great River Energy, 5.829%, 7/1/17 (e)			18,731,908	20,434,365
Greif, Inc., 6.75%, 2/1/17			300,000	294,000
Hewlett-Packard Co., 1.306%, 5/27/11 (r)			10,000,000	10,137,446
Howard Hughes Medical Institute, 3.45%, 9/1/14			13,700,000	13,885,636
HRPT Properties Trust, 0.854%, 3/16/11 (r)			10,548,000	9,954,769
Ingersoll-Rand Global Holding Co. Ltd., 1.773%, 8/13/10 (b)(r)			10,000,000	10,050,000
Irwin Land LLC, 4.51%, 12/15/15 (e)			1,190,000	1,138,913
ITT Corp., 4.90%, 5/1/14			4,000,000	4,208,731
John Deere Capital Corp.:
0.706%, 2/26/10 (r)			3,000,000	3,001,507
0.984%, 1/18/11 (r)			10,000,000	10,060,860
1.006%, 6/10/11 (r)			4,700,000	4,733,842
JPMorgan Chase & Co.:
0.783%, 1/22/10 (r)			10,000,000	10,002,765
0.42%, 4/1/11 (r)			9,115,000	9,134,169
0.484%, 6/15/12 (r)			4,370,000	4,401,346
0.501%, 12/26/12 (r)			23,170,000	23,336,884
JPMorgan Chase Capital XXIII, 1.273%, 5/15/47 (r)			2,500,000	1,725,800
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)*			7,000,000	1,732,500
Koninklijke Philips Electronics NV, 1.405%, 3/11/11 (r)			9,980,000	9,996,559
Leucadia National Corp., 7.00%, 8/15/13			5,500,000	5,527,500
Lincoln National Corp., 0.334%, 3/12/10 (r)			7,095,000	7,074,361
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12 (e)			2,605,000	2,638,083
5.733%, 12/1/17 (e)			2,000,000	1,883,700
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*			300,000	3,000
Masco Corp., 0.554%, 3/12/10 (r)			24,483,000	24,395,114
MBNA Capital, 1.081%, 2/1/27 (r)			12,000,000	8,257,237
Medco Health Solutions, Inc., 6.125%, 3/15/13			3,000,000	3,217,487
Merrill Lynch & Co., Inc.:
0.498%, 2/5/10 (r)			291,000	291,095
1.014%, 9/15/26 (r)			4,200,000	3,267,730
MetLife, Inc., 0.571%, 6/29/12 (r)			11,180,000	11,224,713
Metropolitan Life Global Funding I, 0.984%, 4/14/11 (e)(r)			12,280,000	12,296,357
Morgan Stanley:
0.554%, 2/10/12 (r)			3,000,000	3,021,694
4.20%, 11/20/14			3,000,000	2,996,740
National City Corp., 4.00%, 2/1/11			3,800,000	3,873,606
National Semiconductor Corp., 6.15%, 6/15/12			5,000,000	5,202,989
Nationwide Building Society, 0.453%, 5/17/12 (e)(r)			5,400,000	5,397,459
Nationwide Health Properties, Inc.:
6.50%, 7/15/11			4,000,000	4,154,935
6.90%, 10/1/37			8,890,000	9,057,710
6.59%, 7/7/38			1,300,000	1,318,152
Nissan Motor Acceptance Corp., 4.625%, 3/8/10 (e)			1,700,000	1,705,964
Noble Group Ltd., 6.75%, 1/29/20 (b)(e)			6,000,000	6,180,000
Nordea Bank AB:
2.50%, 11/13/12 (e)			10,000,000	9,988,924
3.70%, 11/13/14 (e)			2,250,000	2,218,583
Nordea Bank Finland plc, 0.584%, 10/14/11 (r)			5,750,000	5,750,261
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)			17,500,000	16,317,875
6.00%, 10/1/51 (b)(e)			2,500,000	1,983,975
OPTI Canada, Inc.:
9.00%, 12/15/12 (e)			500,000	510,000
7.875%, 12/15/14			1,250,000	1,012,500
8.25%, 12/15/14			750,000	622,500
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*			1,400,000	-
Pacific Gas & Electric Co., 1.206%, 6/10/10 (r)			9,500,000	9,535,220
Pacific Pilot Funding Ltd., 1.034%, 10/20/16 (e)(r)			475,572	365,700
Pepco Holdings, Inc.:
0.881%, 6/1/10 (r)			23,175,000	23,018,572
6.45%, 8/15/12			13,828,000	14,860,190
Pioneer Natural Resources Co.:
5.875%, 7/15/16			14,000,000	13,444,996
6.65%, 3/15/17 (b)			1,000,000	987,500
7.50%, 1/15/20			5,000,000	5,012,500
PNC Funding Corp.:
0.421%, 1/31/12 (r)			9,415,000	9,199,808
0.49%, 4/1/12 (r)			6,970,000	7,005,791
PPF Funding, Inc., 5.35%, 4/15/12 (e)			2,000,000	1,810,145
Preferred Term Securities IX Ltd., 1.033%, 4/3/33 (e)(r)			733,534	359,431
Rabobank Nederland NV:
0.478%, 8/5/11 (e)(r)			2,200,000	2,198,298
11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)			2,000,000	2,484,520
Reed Elsevier Capital, Inc., 0.584%, 6/15/10 (r)			8,260,000	8,249,792
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (e)			5,000,000	5,458,459
Roper Industries, Inc., 6.625%, 8/15/13			5,000,000	5,457,046
Royal Bank of Scotland Group plc:
6.40%, 10/21/19			12,000,000	11,884,456
7.64% to 9/29/17, floating rate thereafter to 3/29/49 (r)(qq)			5,500,000	2,901,250
Shell International Finance BV, 3.25%, 9/22/15			5,000,000	5,003,994
Skyway Concession Co. LLC, 0.563%, 6/30/17 (b)(e)(r)			2,500,000	2,121,175
SLM Corp.:
4.00%, 1/15/10			9,290,000	9,291,763
0.273%, 3/15/10 (r)			1,200,000	1,194,339
Southern Co., 0.683%, 10/21/11 (r)			3,000,000	3,003,826
Southern Union Co., 6.089%, 2/16/10			2,000,000	2,005,497
State Street Bank and Trust Co., 0.454%, 9/15/11 (r)			10,000,000	10,040,506
Sun Life Financial Global Funding LP, 0.509%, 7/6/10 (e)(r)			2,000,000	1,978,595
Suncorp-Metway Ltd., 0.628%, 12/17/10 (e)(r)			12,930,000	12,930,065
SunTrust Bank:
6.375%, 4/1/11			10,000,000	10,399,868
0.377%, 5/21/12 (r)			10,000,000	9,563,556
0.552%, 8/24/15 (r)			5,650,000	4,745,313
Susquehanna Bancshares, Inc., 2.101%, 5/1/14 (r)			2,000,000	1,472,426
Svenska Handelsbanken AB, 1.254%, 9/14/12 (e)(r)			11,800,000	11,738,900
Systems 2001 AT LLC, 7.156%, 12/15/11 (e)			885,702	922,512
TCM Sub LLC, 3.55%, 1/15/15 (e)			3,000,000	2,955,858
TD Ameritrade Holding Corp.:
2.95%, 12/1/12			1,000,000	992,225
4.15%, 12/1/14			2,180,000	2,153,831
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*			658,859	6,589
Timken Co., 6.00%, 9/15/14			4,700,000	4,883,251
Toll Road Investors Partnership II LP:
2/15/43 (b)(e)			7,530,000	1,502,461
2/15/45 (b)(e)			166,213,495	22,679,831
Travelers Insurance Company Ltd., 0.534%, 12/8/11 (b)			1,500,000	1,428,885
Tyco International Finance SA, 4.125%, 10/15/14			1,000,000	1,025,706
United Air Lines, Inc., 10.40%, 11/1/16			1,650,000	1,753,125
UnitedHealth Group, Inc., 0.433%, 6/21/10 (r)			23,000,000	22,963,614
Verizon New York, Inc., 6.125%, 1/15/10			1,500,000	1,501,926
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)			19,039,000	14,469,640
Wachovia Corp.:
0.374%, 3/15/11 (r)			175,000	174,331
0.406%, 3/1/12 (r)			13,930,000	13,705,430
7.574%, 8/1/26 (r)			1,000,000	1,093,696
Wal-Mart Stores, Inc., 8.07%, 12/21/12			412,969	444,932
Wells Fargo & Co., 0.474%, 6/15/12 (r)			1,830,000	1,840,846
Western Refining, Inc., 7.754%, 6/15/14 (e)(r)			6,300,000	5,638,500
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)			11,035,000	11,244,552
Westpac Banking Corp.:
0.582%, 10/21/11 (e)(r)			16,280,000	16,280,218
2.25%, 11/19/12			4,000,000	3,986,504
0.446%, 12/14/12 (e)(r)			4,250,000	4,245,061
Williams Co.'s, Inc., 2.29%, 10/1/10 (e)(r)			15,620,000	15,550,138
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)			9,826,786	9,024,203
Woodside Finance Ltd., 4.50%, 11/10/14 (e)			5,000,000	5,035,529
Xerox Corp., 4.25%, 2/15/15			2,000,000	1,992,067
Yara International ASA, 7.875%, 6/11/19 (e)			2,200,000	2,513,627

Total Corporate Bonds (Cost $1,354,704,524)				1,397,223,616

MUNICIPAL OBLIGATIONS - 4.4%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.09%, 3/1/10			105,000	105,694
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11			11,000,000	9,966,220
Bayonne New Jersey Municipal Utilities Authority Revenue Bonds, 3.70%, 4/1/10			365,000	363,755
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15			540,000	546,318
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11			490,000	509,512
Burlingame California PO Revenue Bonds, 5.255%, 6/1/11			1,000,000	1,046,080
Butler Pennsylvania Redevelopment Authority Tax Allocation Bonds, 5.25%, 12/1/13			680,000	688,704
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12			2,900,000	2,962,495
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon:
6/1/10			2,820,000	2,765,179
6/1/13			3,190,000	2,591,843
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12			165,000	169,864
Chicago Illinois GO Bonds, 5.20%, 1/1/10			3,600,000	3,600,000
Cook County Illinois School District GO Bonds:
No. 089 Maywood, Zero Coupon, 12/1/12			2,135,000	1,831,488
No. 095 Brookfield, 5.45%, 12/1/11			200,000	213,248
No. 170 Chicago Heights, Zero Coupon, 12/1/12			380,000	325,979
Corte Madera California COPs, 5.447%, 2/1/16			1,285,000	1,214,004
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18			1,710,000	1,632,212
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19			605,000	626,810
Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17			1,000,000	1,001,630
Hillsborough County Florida Port District Revenue Bonds, Zero Coupon:
6/1/11			1,230,000	1,152,178
12/1/11			1,230,000	1,122,412
Illinois State MFH Development Authority Revenue Bonds, 5.662%, 7/1/17			1,780,000	1,793,831
Inglewood California Pension Funding Revenue Bonds, 4.74%, 9/1/10			225,000	225,272
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19			580,000	597,591
La Verne California PO Revenue Bonds:
5.45%, 6/1/10			340,000	344,641
5.49%, 6/1/11			350,000	363,556
Los Angeles County California Pension Revenue Bonds, Zero Coupon, 6/30/10			363,000	358,894
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 5.30%, 7/1/10			630,000	636,476
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12			1,840,000	1,883,737
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15			1,585,000	1,689,420
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17			1,040,000	1,009,975
New York State Dormitory Authority Revenue Bonds, 3.85%, 3/15/11			1,850,000	1,893,105
New York State Housing Finance Agency Revenue, 0.25%, 11/15/38 (r)			4,950,000	4,950,000
New York State Urban Development Corp. Revenue Bonds, 4.38%, 12/15/11			2,300,000	2,403,868
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10			935,000	972,718
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/10			2,000,000	1,927,600
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11			2,860,000	2,978,947
5.252%, 9/1/16			1,775,000	1,755,422
5.263%, 9/1/16			2,185,000	2,133,631
Oakland City California PO Revenue Bonds, Zero Coupon, 12/15/12			1,680,000	1,460,743
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11			6,100,000	5,770,112
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12			2,000,000	1,833,640
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 5.59%, 9/1/17			1,140,000	1,113,005
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11			3,040,000	3,144,880
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16			1,465,000	1,313,636
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15			620,000	641,223
Riverside California Public Financing Authority Tax Allocation Bonds, 5.24%, 8/1/17			1,580,000	1,430,311
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13			410,000	431,972
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16			1,175,000	1,163,050
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11			825,000	838,052
Sarasota-Manatee Airport Authority Revenue VRDN, 0.27%, 8/1/14 (r)			7,775,000	7,775,000
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11			200,000	209,184
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16			295,000	313,623
South Bend County Indiana Economic Development Income Tax Revenue Bonds:
5.125%, 2/1/10			145,000	145,487
5.20%, 2/1/14			1,295,000	1,403,430
Southern California Airport Authority Tax Allocation Bonds, 5.00%, 12/1/12			535,000	515,398
St. Paul Minnesota Sales Tax Revenue Bonds, 5.30%, 11/1/12			1,350,000	1,436,778
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13			390,000	414,001
Virginia State Housing Development Authority Revenue Bonds, 4.68%, 8/1/14			10,090,000	10,516,908
West Contra Costa California Unified School District COPs, 4.66%, 1/1/10			435,000	435,000
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12			335,000	355,686

Total Municipal Obligations (Cost $103,631,658)				105,015,428

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.9%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)			4,945,000	4,697,750
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)			5,000,000	3,325,000
7.30%, 10/14/49 (b)(e)			4,000,000	2,941,840
AgriBank FCB, 9.125%, 7/15/19			7,000,000	7,692,664
COP I LLC, 3.613%, 12/5/21			4,700,000	4,475,771
New Valley Generation I, 7.299%, 3/15/19			757,193	869,518
New Valley Generation V, 4.929%, 1/15/21			740,331	753,841
Overseas Private Investment Corp., 7.45%, 12/15/10			206,818	216,050
Private Export Funding Corp., 3.05%, 10/15/14			10,000,000	9,939,970
Tennessee Valley Authority, 4.375%, 6/15/15			11,920,000	12,635,943
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16			524,999	609,629
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)			7,910,000	4,805,325
Vessel Management Services, Inc.:
5.85%, 5/1/27			9,191,000	9,816,264
5.125%, 4/16/35			6,000,000	5,996,640

Total U.S. Government Agencies and Instrumentalities (Cost $67,236,531)				68,776,205

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association:
5.50%, 1/16/32			3,038,383	206,538
5.50%, 5/20/32			2,836,127	141,572

Total U.S. Government Agency Mortgage-Backed Securities (Cost $723,833)				348,110

U.S. TREASURY - 6.2%
United States Treasury Bonds:
4.50%, 8/15/39			12,950,000	12,668,742
4.375%, 11/15/39			14,500,000	13,892,812
United States Treasury Notes:
1.375%, 11/15/12			940,000	933,391
1.125%, 12/15/12			1,405,000	1,382,608
2.375%, 10/31/14			250,000	247,344
2.125%, 11/30/14			21,835,000	21,326,654
3.00%, 8/31/16			3,250,000	3,197,695
3.00%, 9/30/16			750,000	736,523
3.125%, 5/15/19			17,203,000	16,302,530
3.375%, 11/15/19			80,730,000	77,715,237

Total U.S. Treasury (Cost $151,791,542)				148,403,536

CERTIFICATES OF DEPOSIT - 0.6%
Deutsche Bank, 0.854%, 6/18/10 (r)			15,000,000	14,957,280

Total Certificates of Deposit (Cost $15,000,000)				14,957,280

SOVEREIGN GOVERNMENT BONDS - 0.9%
Province of Ontario Canada, 0.717%, 5/22/12 (r)			20,625,000	20,674,693

Total Sovereign Government Bonds (Cost $20,625,000)				20,674,693

TIME DEPOSIT - 16.5%
State Street Corp. Time Deposit, 0.00%, 1/4/10			395,870,713	395,870,713

Total Time Deposit (Cost $395,870,713)				395,870,713

EQUITY SECURITIES - 0.2%			SHARES
CIT Group, Inc.:
Common Stock*			13,060	360,586
Contingent Value Rights (b)*			1,000,000	-
Conseco, Inc.*			98,632	493,160
Woodbourne Capital:
Trust I, Preferred (b)(e)			625,000	439,844
Trust II, Preferred (b)(e)			625,000	439,844
Trust III, Preferred (b)(e)			1,625,000	1,143,594
Trust IV, Preferred (b)(e)			1,625,000	1,143,594

Total Equity Securities (Cost $5,370,476)				4,020,622

TOTAL INVESTMENTS (Cost $2,313,585,024) - 98.0%				2,351,269,115
Other assets and liabilities, net - 2.0%				47,370,289
NET ASSETS - 100%				$2,398,639,404
				===============
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	855	3/10	$98,712,422	($867,142)
30 Year U.S. Treasury Bonds	363	3/10	41,881,125	(2,459,327)
Total Purchased				($3,326,469)
				===============
Sold:
2 Year U.S. Treasury Notes	6,016	3/10	$1,301,054,006	$5,973,172
5 Year U.S. Treasury Notes	968	3/10	110,722,563	2,514,390
Total Sold				$8,487,562
				===============

(b) This security was valued by the Board of Trustees. See Note A..

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(u) This security is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z) Orkney Re II plc is in default and no longer accruing interest.
(kk) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.
(qq) Royal Bank Of Scotland Group plc is in default and is no longer accruing interest. During the period, $126,060 of interest was written off.

* Non-income producing security.

	Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT FLOATING INCOME FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

ASSET-BACKED SECURITIES - 5.1%			PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
1.985%, 1/12/12 (r)			$195,530	$196,559
4.47%, 1/12/12			369,878	375,550
0.315%, 5/6/12 (r)			174,467	172,625
4.63%, 6/6/12			230,703	231,410
5.02%, 11/6/12			1,565,251	1,584,010
AmeriCredit Prime Automobile Receivable Trust:
5.27%, 11/8/11			120,665	120,919
5.22%, 6/8/12			663,605	669,514
Capital Auto Receivables Asset Trust:
1.193%, 12/15/10 (b)(e)(r)			623,596	625,545
0.333%, 2/15/11 (r)			60,956	60,922
5.00%, 4/15/11			49,139	49,553
4.98%, 5/15/11			85,677	86,606
0.933%, 11/15/11 (r)			477,446	478,131
0.513%, 2/15/14 (r)			235,575	234,041
Capital One Auto Finance Trust:
5.03%, 4/15/12			568,308	572,415
0.273%, 6/15/12 (r)			59,097	58,923
0.273%, 10/15/12 (r)			399,872	387,489
Carmax Auto Owner Trust, 0.933%, 4/15/11 (r)			54,434	54,443
Chase Funding Mortgage Loan Asset-Backed Certificates, 4.396%, 2/25/30			584,922	562,999
Daimler Chrysler Auto Trust:
4.98%, 2/8/11			18,212	18,217
4.98%, 11/8/11			29,770	30,245
DB Master Finance LLC, 5.779%, 6/20/31 (e)			450,000	433,867
Ford Credit Auto Owner Trust, 5.07%, 12/15/10			25,296	25,360
GE Capital Credit Card Master Note Trust, 0.273%, 3/15/13 (r)			160,000	159,855
GS Auto Loan Trust:
5.39%, 12/15/11			57,934	58,749
4.56%, 11/15/13			36,882	36,918
Harley-Davidson Motorcycle Trust:
1.133%, 11/15/11 (r)			6,021	6,025
5.10%, 5/15/12			138,013	139,302
Household Automotive Trust:
5.43%, 6/17/11			115,141	115,662
5.61%, 8/17/11			24,010	24,140
5.28%, 9/17/11			24,103	24,239
4.94%, 11/19/12			95,209	95,708
Hyundai Auto Receivables Trust, 5.34%, 11/15/12			29,324	29,365
Long Beach Auto Receivables Trust, 4.25%, 4/15/12			177,021	177,094
Triad Auto Receivables Owner Trust:
5.41%, 8/12/11			130,131	130,231
5.28%, 2/13/12			358,487	359,673
4.88%, 4/12/13			348,511	357,514

Total Asset-Backed Securities (Cost $8,583,784)				8,743,818

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.4%
Adjustable Rate Mortgage Trust, 0.631%, 2/25/35 (r)			3,655	2,140
American Home Mortgage Assets:
0.421%, 10/25/46 (r)			412,953	209,512
0.421%, 12/25/46 (r)			2,469,681	1,203,574
0.356%, 3/25/47 (r)			725,069	373,399
Impac CMB Trust:
1.011%, 10/25/34 (r)			3,965	2,835
0.971%, 11/25/34 (r)			29,735	19,819
0.491%, 4/25/35 (r)			4,883	3,117
0.771%, 5/25/35 (r)			360,002	240,496
JP Morgan Mortgage Trust, 5.292%, 7/25/35 (r)			574,246	534,540
Merrill Lynch Mortgage Investors, Inc., 5.149%, 12/25/35 (r)			150,860	143,675
MLCC Mortgage Investors, Inc.:
0.601%, 3/25/28 (r)			24,357	18,955
0.461%, 4/25/29 (r)			377,812	309,076
0.511%, 7/25/29 (r)			14,780	11,847
0.461%, 3/25/30 (r)			6,785	5,066
Sequoia Mortgage Trust, 0.553%, 11/20/34 (r)			31,424	22,027
Structured Asset Mortgage Investments, Inc., 0.421%, 9/25/36 (r)			390,788	203,326
WaMu Mortgage Pass Through Certificates, 4.825%, 10/25/35 (r)			1,000,000	775,504

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,802,415)				4,078,908

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
American Tower Trust, 0.423%, 4/15/37 (e)(r)			500,000	392,110
Crown Castle Towers LLC, 4.878%, 6/15/35 (e)			1,537,000	1,558,703

Total Commercial Mortgage-Backed Securities (Cost $1,966,090)				1,950,813

CORPORATE BONDS - 40.3%
Achmea Hypotheekbank NV, 0.631%, 11/3/14 (e)(r)			750,000	750,017
American Express Centurion Bank:
0.292%, 3/23/10 (r)			250,000	249,794
0.314%, 7/13/10 (r)			60,000	59,885
American Express Credit Corp., 1.631%, 5/27/10 (r)			250,000	250,880
American Honda Finance Corp., 1.003%, 6/20/11 (e)(r)			1,000,000	997,090
Anadarko Finance Co., 6.75%, 5/1/11			750,000	796,142
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12 (e)			1,000,000	1,008,018
ANZ National International Ltd.:
0.458%, 8/5/11 (e)(r)			500,000	500,719
2.375%, 12/21/12 (e)			1,000,000	991,702
Australia & New Zealand Banking Group Ltd., 0.583%, 10/21/11 (e)(r)			1,000,000	1,001,669
BAC Capital Trust XV, 1.056%, 6/1/56 (r)			2,000,000	1,268,298
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)			878,326	926,248
Bank of America Corp., 0.581%, 4/30/12 (r)			500,000	504,364
Barnett Capital III, 0.906%, 2/1/27 (r)			500,000	337,907
Bear Stearns Co.'s, Inc., 0.357%, 2/23/10 (r)			150,000	150,047
BP Capital Markets plc, 1.253%, 3/17/11 (r)			750,000	759,226
Capital One Financial Corp., 4.80%, 2/21/12			935,000	971,342
Cargill, Inc., 1.533%, 1/21/11 (e)(r)			75,000	74,900
Caterpillar Financial Services Corp.:
0.725%, 2/8/10 (r)			50,000	50,021
0.504%, 12/16/11 (r)			1,000,000	1,001,999
Cellco Partnership, 2.869%, 5/20/11 (r)			1,000,000	1,033,871
Chase Capital II, 0.781%, 2/1/27 (r)			1,000,000	700,324
Chase Capital VI, 0.906%, 8/1/28 (r)			250,000	173,771
Chesapeake Energy Corp., 7.625%, 7/15/13			400,000	419,000
Chevron Phillips Chemical Co. LLC, 7.00%, 3/15/11			500,000	525,993
Citibank:
0.284%, 7/12/11 (r)			500,000	500,326
0.305%, 5/7/12 (r)			250,000	250,301
Citigroup Funding, Inc., 0.611%, 4/30/12 (r)			500,000	504,594
Citigroup, Inc., 5.25%, 2/27/12			1,000,000	1,039,977
Commonwealth Bank of Australia, 0.579%, 11/4/11 (e)(r)			500,000	500,011
Credit Suisse USA, Inc., 0.473%, 8/16/11 (r)			800,000	798,203
CVS Caremark Corp., 0.556%, 6/1/10 (r)			1,500,000	1,500,922
Deutsche Bank Capital Trust, 2.083%, 12/29/49 (b)(r)			200,000	140,000
Dexia Credit Local, 0.899%, 9/23/11 (e)(r)			500,000	504,234
Discover Financial Services, 0.784%, 6/11/10 (r)			1,000,000	991,291
Dominion Resources, Inc., 1.303%, 6/17/10 (r)			90,000	90,337
Dow Chemical Co., 2.525%, 8/8/11 (r)			500,000	509,134
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12			1,000,000	1,002,065
Fleet Capital Trust V, 1.254%, 12/18/28 (r)			1,000,000	680,546
FMG Finance Proprietary Ltd., 4.256%, 9/1/11 (b)(e)(r)			1,560,000	1,536,600
Ford Motor Credit Co. LLC:
1.854%, 1/15/10 (r)			750,000	749,982
5.504%, 6/15/11 (r)			750,000	738,898
3.034%, 1/13/12 (r)			650,000	604,500
Fortune Brands, Inc., 5.125%, 1/15/11			750,000	772,116
FPL Group Capital, Inc., 0.675%, 11/9/12 (r)			800,000	803,450
General Electric Capital Corp.:
0.557%, 6/8/12 (r)			150,000	151,197
1.167%, 5/22/13 (r)			1,000,000	971,969
General Motors Corp., 8.375%, 7/15/33 (nn)			500,000	135,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*			120,000	27,000
3.046%, 4/20/10 (b)(e)(r)(y)*			50,000	11,250
3.226%, 1/21/11 (b)(e)(r)(y)*			30,000	6,750
GMAC, Inc., 1.75%, 10/30/12			1,000,000	995,845
GMAC LLC, 0.253%, 12/19/12 (r)			600,000	599,824
Goldman Sachs Group, Inc.:
0.525%, 11/9/11 (r)			500,000	502,860
0.454%, 3/15/12 (r)			300,000	301,207
Hewlett-Packard Co., 1.306%, 5/27/11 (r)			800,000	810,996
Howard Hughes Medical Institute, 3.45%, 9/1/14			500,000	506,775
HRPT Properties Trust, 0.854%, 3/16/11 (r)			851,000	803,139
Ingersoll-Rand Global Holding Co. Ltd., 1.773%, 8/13/10 (b)(r)			310,000	311,550
International Business Machines Corp., 0.318%, 11/4/11 (r)			1,000,000	1,000,761
John Deere Capital Corp.:
0.984%, 1/18/11 (r)			100,000	100,609
1.006%, 6/10/11 (r)			300,000	302,160
JPMorgan Chase & Co.:
0.783%, 1/22/10 (r)			50,000	50,014
0.42%, 4/1/11 (r)			500,000	501,052
0.484%, 6/15/12 (r)			300,000	302,152
0.501%, 12/26/12 (r)			500,000	503,601
JPMorgan Chase Capital XXIII, 1.273%, 5/15/47 (r)			250,000	172,580
Koninklijke Philips Electronics NV, 1.405%, 3/11/11 (r)			520,000	520,863
Lincoln National Corp., 0.334%, 3/12/10 (r)			1,250,000	1,246,364
Masco Corp., 0.554%, 3/12/10 (r)			1,360,000	1,355,118
MBNA Capital, 1.081%, 2/1/27 (r)			250,000	172,026
Medco Health Solutions, Inc., 7.25%, 8/15/13			75,000	83,259
Merrill Lynch & Co., Inc., 1.014%, 9/15/26 (r)			300,000	233,409
MetLife, Inc., 0.571%, 6/29/12 (r)			600,000	602,400
Metropolitan Life Global Funding I, 0.984%, 4/14/11 (e)(r)			250,000	250,333
Morgan Stanley:
0.374%, 1/15/10 (r)			230,000	229,993
0.534%, 1/18/11 (r)			360,000	358,292
0.534%, 1/9/12 (r)			505,000	497,902
0.554%, 2/10/12 (r)			200,000	201,446
National City Bank, 0.348%, 6/18/10 (r)			275,000	274,461
National City Corp., 4.00%, 2/1/11			200,000	203,874
National Semiconductor Corp., 6.15%, 6/15/12			300,000	312,179
NationsBank Cap Trust III, 0.834%, 1/15/27 (r)			30,000	20,868
Nationwide Building Society, 0.453%, 5/17/12 (e)(r)			600,000	599,718
Nissan Motor Acceptance Corp., 4.625%, 3/8/10 (e)			300,000	301,053
Nordea Bank Finland plc, 0.584%, 10/14/11 (r)			700,000	700,032
OPTI Canada, Inc., 9.00%, 12/15/12 (e)			500,000	510,000
Pacific Gas & Electric Co., 1.206%, 6/10/10 (r)			500,000	501,854
Pepco Holdings, Inc., 0.881%, 6/1/10 (r)			2,590,000	2,572,518
PNC Funding Corp.:
0.421%, 1/31/12 (r)			1,000,000	977,144
0.49%, 4/1/12 (r)			500,000	502,568
Pricoa Global Funding I, 0.494%, 1/15/10 (e)(r)			500,000	499,954
Rabobank Nederland NV, 0.478%, 8/5/11 (e)(r)			800,000	799,381
Reed Elsevier Capital, Inc., 0.584%, 6/15/10 (r)			775,000	774,042
Skyway Concession Co. LLC, 0.563%, 6/30/17 (b)(e)(r)			60,000	50,908
SLM Corp.:
4.00%, 1/15/10			1,200,000	1,200,228
0.273%, 3/15/10 (r)			300,000	298,585
Southern Co., 0.683%, 10/21/11 (r)			1,000,000	1,001,275
State Street Bank and Trust Co., 0.454%, 9/15/11 (r)			500,000	502,025
Sun Life Financial Global Funding LP, 0.509%, 7/6/10 (e)(r)			1,000,000	989,297
Suncorp-Metway Ltd., 0.628%, 12/17/10 (e)(r)			500,000	500,003
SunTrust Bank:
0.377%, 5/21/12 (r)			700,000	669,449
0.552%, 8/24/15 (r)			750,000	629,909
Susquehanna Bancshares, Inc., 2.101%, 5/1/14 (r)			500,000	368,107
Svenska Handelsbanken AB, 1.254%, 9/14/12 (e)(r)			700,000	696,375
Systems 2001 AT LLC, 7.156%, 12/15/11 (e)			488,733	509,044
TD Ameritrade Holding Corp., 2.95%, 12/1/12			1,000,000	992,225
Timken Co., 6.00%, 9/15/14			300,000	311,697
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/43 (b)(e)			500,000	99,765
Travelers Insurance Company Ltd., 0.534%, 12/8/11 (b)			250,000	238,148
Union Pacific Railroad Co. 2004 Pass Through Trust, 5.214%, 9/30/14 (e)			370,000	393,602
UnitedHealth Group, Inc., 0.433%, 6/21/10 (r)			500,000	499,209
Verizon New York, Inc., 6.125%, 1/15/10			100,000	100,128
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)			400,000	304,000
Wachovia Corp., 0.406%, 3/1/12 (r)			1,000,000	983,879
Wells Fargo & Co., 0.474%, 6/15/12 (r)			500,000	502,963
Western Refining, Inc., 7.754%, 6/15/14 (e)(r)			300,000	268,500
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)			750,000	764,242
Westpac Banking Corp.:
0.582%, 10/21/11 (e)(r)			750,000	750,010
0.446%, 12/14/12 (e)(r)			1,000,000	998,838
Williams Co.'s, Inc., 2.29%, 10/1/10 (e)(r)			800,000	796,422

Total Corporate Bonds (Cost $67,501,266)				69,508,889

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)			300,000	182,250

Total U.S. Government Agencies and Instrumentalities (Cost $140,267)				182,250

U.S. TREASURY - 3.5%
United States Treasury Bonds, 4.375%, 11/15/39			400,000	383,250
United States Treasury Notes:
3.125%, 5/15/19			1,400,000	1,326,719
3.375%, 11/15/19			4,400,000	4,235,687

Total U.S. Treasury (Cost $6,113,698)				5,945,656

MUNICIPAL OBLIGATIONS - 2.5%
CIDC-Hudson House LLC New York Revenue VRDN, 1.75%, 12/1/34 (r)			50,000	50,000
Sarasota-Manatee Airport Authority Revenue VRDN, 0.27%, 8/1/14 (r)			4,240,000	4,240,000
SunAmerica Trust Revenue VRDN, 1.00%, 7/1/41 (r)			44,000	44,000

Total Municipal Obligations (Cost $4,334,000)				4,334,000

CERTIFICATES OF DEPOSIT - 0.0%
Deutsche Bank, 0.854%, 6/18/10 (r)			80,000	79,772

Total Certificates of Deposit (Cost $80,000)				79,772

TIME DEPOSIT - 41.7%
State Street Corp. Time Deposit, 0.00%, 1/4/10			72,047,343	72,047,343

Total Time Deposit (Cost $72,047,343)				72,047,343

SOVEREIGN GOVERNMENT BONDS - 0.6%
Province of Ontario Canada, 0.717%, 5/22/12 (r)			1,000,000	1,002,409

Total Sovereign Government Bonds (Cost $1,000,000)				1,002,409

EQUITY SECURITIES - 0.4%			SHARES
Woodbourne Capital, Trust II, Preferred (b)(e)			1,000,000	703,750

Total Equity Securities (Cost $450,000)				703,750

TOTAL INVESTMENTS (Cost $166,018,863) - 97.7%				168,577,608
Other assets and liabilities, net - 2.3%				4,009,573
NET ASSETS - 100%				$172,587,181
				=============
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	23	3/10	$2,630,805	($16,745)
30 Year U.S. Treasury Bonds	10	3/10	1,153,750	(64,573)
Total Purchased				($81,318)
				=============
Sold:
2 Year U.S. Treasury Notes	180	3/10	$38,927,813	$164,636
10 Year U.S. Treasury Notes	48	3/10	5,541,750	210,303
Total Sold				$374,939
				=============

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(y) The government of Iceland took control of Glitnir Bank HF (the "Bank") on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(nn) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
FCB: Farm Credit Bank LLC: Limited Liability Corporation LP: Limited Partnership VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

CORPORATE BONDS - 91.8%			PRINCIPAL AMOUNT	VALUE
AES Corp., 9.75%, 4/15/16 (e)			$500,000	$547,500
Alcoa, Inc., 5.95%, 2/1/37			250,000	216,010
Altra Holdings, Inc., 8.125%, 12/1/16 (e)			250,000	256,875
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (e)			200,000	203,000
APL Ltd., 8.00%, 1/15/24			300,000	276,000
Apria Healthcare Group, Inc., 12.375%, 11/1/14 (e)			250,000	275,000
Bausch & Lomb, Inc., 9.875%, 11/1/15			250,000	263,750
Boise Paper Holdings LLC, 9.00%, 11/1/17 (e)			250,000	258,125
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)			500,000	345,625
Cablevision Systems Corp., 8.625%, 9/15/17 (e)			250,000	260,313
Calpine Corp. Escrow, 9.875%, 12/1/11 (b)*			500,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)			250,000	250,667
Capital One Capital V, 10.25%, 8/15/39			250,000	291,353
CapitalSource, Inc., 12.75%, 7/15/14 (e)			250,000	267,500
Cemex Finance LLC, 9.50%, 12/14/16 (e)			250,000	257,725
Chesapeake Energy Corp., 7.625%, 7/15/13			250,000	261,875
Cincinnati Bell, Inc., 8.25%, 10/15/17			500,000	507,500
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 (e)			800,000	824,000
Commercial Barge Line Co., 12.50%, 7/15/17 (e)			250,000	260,000
Constellation Brands, Inc., 7.25%, 9/1/16			250,000	252,500
Cott Beverages, Inc., 8.375%, 11/15/17 (e)			100,000	103,250
CPM Holdings, Inc., 10.625%, 9/1/14 (e)			250,000	260,625
DaVita, Inc., 7.25%, 3/15/15			125,000	125,000
Delta Air Lines, Inc.:
9.50%, 9/15/14 (e)			250,000	260,000
12.25%, 3/15/15 (e)			250,000	250,000
Dollar General Corp., 11.875%, 7/15/17			515,000	593,537
Drummond Co., Inc., 9.00%, 10/15/14 (e)			250,000	261,875
DuPont Fabros Technology LP, 8.50%, 12/15/17 (e)			250,000	253,438
Edison Mission Energy, 7.50%, 6/15/13			250,000	235,000
Energy Future Holdings Corp., 10.875%, 11/1/17			250,000	203,750
Enterprise Products Operating LLC, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)			500,000	443,452
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)			125,000	114,688
Ferrellgas Partners LP, 9.125%, 10/1/17 (e)			500,000	528,750
FMG Finance Proprietary Ltd.:
10.00%, 9/1/13 (e)			250,000	260,000
10.625%, 9/1/16 (e)			500,000	553,125
Ford Motor Credit Co. LLC:
3.034%, 1/13/12 (r)			255,000	237,150
7.50%, 8/1/12			250,000	252,500
Frontier Communications Corp.:
6.25%, 1/15/13			250,000	250,000
8.125%, 10/1/18			500,000	503,750
Georgia-Pacific LLC, 8.25%, 5/1/16 (e)			100,000	106,000
Global Aviation Holdings Ltd., 14.00%, 8/15/13 (e)			500,000	496,875
Goodyear Tire & Rubber Co., 10.50%, 5/15/16			500,000	552,500
Great Atlantic & Pacific Tea Co., 11.375%, 8/1/15 (e)			100,000	105,250
Greif, Inc., 6.75%, 2/1/17			750,000	735,000
GXS Worldwide, Inc., 9.75%, 6/15/15 (e)			250,000	245,625
Hanesbrands, Inc.:
3.831%, 12/15/14 (r)			250,000	238,125
8.00%, 12/15/16			250,000	255,000
Harland Clarke Holdings Corp., 9.50%, 5/15/15			250,000	232,500
HCA, Inc.:
9.25%, 11/15/16			500,000	538,750
9.625%, 11/15/16			125,000	135,625
Hertz Corp., 8.875%, 1/1/14			250,000	255,625
Ingles Markets, Inc., 8.875%, 5/15/17			500,000	520,000
Inmarsat Finance plc, 7.375%, 12/1/17 (e)			250,000	246,193
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16			750,000	810,000
Inverness Medical Innovations, Inc., 7.875%, 2/1/16 (e)			250,000	245,000
ION Media Networks, Inc., 11.00%, 7/31/13 (w)*			493,849	49
iPCS, Inc., 2.406%, 5/1/13 (r)			600,000	550,500
Jarden Corp., 7.50%, 5/1/17			250,000	250,000
Jefferies Group, Inc., 8.50%, 7/15/19			500,000	535,940
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*			109,297	601
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14			300,000	292,500
Koppers, Inc., 7.875%, 12/1/19 (e)			500,000	507,500
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)			54,000	47,520
Landry's Restaurants, Inc., 11.625%, 12/1/15 (e)			250,000	254,375
Levi Strauss & Co., 9.75%, 1/15/15			250,000	262,813
Limited Brands, Inc., 8.50%, 6/15/19 (e)			250,000	269,375
Masco Corp., 0.554%, 3/12/10 (r)			300,000	298,923
MBNA Capital, 1.081%, 2/1/27 (r)			250,000	172,026
Merrill Lynch & Co., Inc., 1.014%, 9/15/26 (r)			500,000	389,015
MGM Mirage, 8.50%, 9/15/10			125,000	124,375
National Semiconductor Corp., 6.15%, 6/15/12			250,000	260,149
NewPage Corp., 11.375%, 12/31/14 (e)			250,000	255,000
Nexstar Finance Holdings LLC, 11.375%, 4/1/13			319,590	241,690
Nielsen Finance LLC:
11.625%, 2/1/14			250,000	280,937
10.00%, 8/1/14			250,000	261,250
NII Capital Corp., 8.875%, 12/15/19 (e)			750,000	744,375
NRG Energy, Inc.:
7.25%, 2/1/14			250,000	253,125
7.375%, 2/1/16			500,000	500,000
OPTI Canada, Inc.:
9.00%, 12/15/12 (e)			250,000	255,000
8.25%, 12/15/14			500,000	415,000
Penske Automotive Group, Inc., 7.75%, 12/15/16			125,000	120,938
Pioneer Natural Resources Co., 7.50%, 1/15/20			500,000	501,250
Potlatch Corp., 7.50%, 11/1/19 (e)			300,000	306,000
Psychiatric Solutions, Inc., 7.75%, 7/15/15 (e)			250,000	241,250
Quicksilver Resources, Inc., 9.125%, 8/15/19			500,000	520,000
Qwest Capital Funding, Inc., 7.25%, 2/15/11			500,000	507,500
RailAmerica, Inc., 9.25%, 7/1/17			450,000	477,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)			250,000	259,187
Rite Aid Corp., 10.25%, 10/15/19 (e)			500,000	520,000
Rock-Tenn Co., 9.25%, 3/15/16			250,000	271,562
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/29/49 (r)(qq)			115,000	60,663
Saks, Inc., 9.875%, 10/1/11			500,000	523,750
SandRidge Energy, Inc., 8.75%, 1/15/20 (e)			350,000	349,125
Scientific Games Corp., 7.875%, 6/15/16 (e)			250,000	250,625
Scientific Games International, Inc., 9.25%, 6/15/19			250,000	262,188
Sealy Mattress Co., 10.875%, 4/15/16 (e)			250,000	278,125
Smithfield Foods, Inc., 10.00%, 7/15/14 (e)			250,000	271,875
Spirit Aerosystems, Inc., 7.50%, 10/1/17 (e)			100,000	98,625
Standard Pacific Escrow LLC, 10.75%, 9/15/16 (e)			250,000	250,000
SunGard Data Systems, Inc., 10.25%, 8/15/15			250,000	266,250
Susquehanna Bancshares, Inc., 2.101%, 5/1/14 (r)			250,000	184,053
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 (e)			500,000	507,500
Teck Resources Ltd., 10.25%, 5/15/16			250,000	291,250
Toys R Us Property Co. LLC, 8.50%, 12/1/17 (e)			250,000	255,625
TRW Automotive, Inc.:
7.25%, 3/15/17 (e)			250,000	242,500
8.875%, 12/1/17 (e)			250,000	259,375
United Air Lines, Inc., 10.40%, 11/1/16			350,000	371,875
United Rentals North America, Inc.:
10.875%, 6/15/16			250,000	271,563
9.25%, 12/15/19			250,000	257,813
Ventas Realty LP:
7.125%, 6/1/15			147,000	145,346
6.50%, 6/1/16			250,000	241,250
Videotron Ltd., 9.125%, 4/15/18			500,000	550,000
Virgin Media Finance plc, 9.50%, 8/15/16			250,000	268,750
Warnaco, Inc., 8.875%, 6/15/13			69,000	70,725
Western Refining, Inc., 11.25%, 6/15/17 (e)			250,000	226,250
Williams Partners LP, 7.25%, 2/1/17			250,000	254,375
Wind Acquisition Finance SA, 11.75%, 7/15/17 (e)			250,000	273,750
Windstream Corp.:
8.625%, 8/1/16			300,000	305,250
7.875%, 11/1/17 (e)			500,000	495,000

Total Corporate Bonds (Cost $35,025,795)				36,713,477

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.2%
American Home Mortgage Assets:
0.421%, 12/25/46 (r)			1,723,218	839,792
0.356%, 3/25/47 (r)			442,523	227,892
Residential Funding Mortgage Securities I, Inc., 5.665%, 2/25/36 (r)			284,084	214,511

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,170,771)				1,282,195

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
American Tower Trust, 0.423%, 4/15/37 (e)(r)			400,000	313,688

Total Commercial Mortgage-Backed Securities (Cost $329,451)				313,688

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.5%
AgFirst Farm Credit Bank, 6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)			500,000	332,500
AgriBank FCB, 9.125%, 7/15/19			250,000	274,738

Total U.S. Government Agencies and Instrumentalities (Cost $446,288)				607,238

EQUITY SECURITIES - 0.2%			SHARES
Avado Brands, Inc. (b)*			9,462	95
Intermet Corp. (b)*			6,346	63
ION Media Networks, Inc., Series B, Preferred (b)*			6	2
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*			1,000	-
Simonds Industries, Inc. (b)*			2,746	52,531

Total Equity Securities (Cost $1,282,378)				52,691

TOTAL INVESTMENTS (Cost $38,254,683) - 97.5%				38,969,289
Other assets and liabilities, net - 2.5%				1,017,840
NET ASSETS - 100%				$39,987,129
				=========

(b) This security was valued by the Board of Trustee. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w) Security is in default and is no longer accruing interest.
(qq) Royal Bank Of Scotland Group plc is in default and is no longer accruing interest. During the period, $805 of interest was written off.

* Non-income producing security.

Abbreviations:
FCB: Farm Credit Bank LLC: Limited Liability Corporation LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, Short-Term Government, High Yield and New Vision Small Cap. Prior to September 18, 2009, Short-Term Government and High Yield were each a series of Summit Mutual Funds, Inc. Income, Short Duration Income, Long-Term Income, Ultra-Short Income, High Yield and Government are registered as non-diversified portfolios. New Vision Small Cap and Short-Term Government are registered as diversified portfolios. The operations of each series are accounted for separately. Government began operations on December 31, 2008 and offers Class A and Class C shares of beneficial interest. Income offers six classes of shares of beneficial interest (Class A, Class B, Class C, Class I, Class R, which commenced operations on October 31, 2006, and Class Y, which commenced operations on February 29, 2008). New Vision Small Cap offers four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers four classes of shares of beneficial interest (Class A, Class C, Class I, and Class Y, which commenced operations on February 29, 2008) and Long-Term Income and Ultra-Short Income each offer Class A shares of beneficial interest. High Yield and Short-Term Government each offer Class A and Class I shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%: New Vision Small Cap, 3.75%: Income, Long-Term Income, Government and High Yield, 2.75%: Short Duration Income and Short Term Government, and 1.25% for Ultra-Short Income. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are sold without a front-end or deferred sales charge, have a higher level of expenses than Class A shares, and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On December 12, 2008, the net assets of the Summit Bond Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Income Fund. The merger was accomplished by a tax-free exchange of 4,268,269 Class I shares and 32,224 Class Y shares of the Calvert Income Fund (valued at $58,005,471 and $440,457, respectively) for 1,518,476 Class I shares and 11,486 Class A shares of the Summit Bond Fund outstanding at December 12, 2008. The Summit Bond Fund's net assets as of December 12, 2008, including $8,114,963 of unrealized depreciation, were combined with those of the Calvert Income Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2009:

	Total Investments	% of Net Assets
Income	$615,916,504	17.2%
Long Term Income	8,392,957	9.3%
Short Duration Income	135,781,306	5.7%
Ultra-Short Income	4,677,513	2.7%
New Vision Small Cap	1,223,238	1.5%
High Yield	53,292	0.1%
Government	79,587	3.7%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$21,822,186	--	$18,156,849	$39,979,035
Asset backed securities	--	$59,551,004	--	59,551,004
Collateralized mortgage-backed obligations	--	59,203,508	--	59,203,508
Commercial mortgage-backed securities	--	70,694,764	30,288,375	100,983,139
Corporate debt	--	1,514,165,173	509,707,145	2,023,872,318
Municipal obligations	--	344,906,582	24,875,458	369,782,040
U.S. government obligations	--	486,842,437	32,888,677	519,731,114
Other debt obligations	--	397,664,680	--	397,664,680
TOTAL	$21,822,186	$2,933,028,148	$615,916,504	$3,570,766,838
	======================================================
Other financial instruments*	$7,433,583	--	--	$7,433,583
	======================================================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Income	Equity Securities	Municipal Obligations	Collateralized Mortgage-Backed Obligations	Commercial Mortgage-Backed Securities
Balance as of 9/30/09	$15,738,097	$0	$1,574,840	$30,751,500
Accrued discounts/premiums	--	--	9,864	2,657
Realized gain (loss)	--	--	40,022	--
Change in unrealized appreciation (depreciation)	2,418,752	--	(87,666)	(465,782)
Net purchases (sales)	--	--	(95,325)	--
Transfers in and/ or out of Level 3	--	24,875,458	(1,441,735)	--
Balance as of 12/31/09	$18,156,849	$24,875,458	$0	$30,288,375
	====================================================
Income (cont.)	Corporate Debt	U.S. Government Obligations	Total
Balance as of 9/30/09	$434,592,908	$80,091,750	$562,749,095
Accrued discounts/premiums	2,706,755	(56,548)	2,662,728
Realized gain (loss)	(24,789,691)	--	(24,749,669)
Change in unrealized appreciation (depreciation)	24,799,271	7,530,175	34,194,750
Net purchases (sales)	(26,338,520)	--	(26,433,845)
Transfers in and/ or out of Level 3	98,736,422	(54,676,700)	67,493,445
Balance as of 12/31/09	$509,707,145	$32,888,677	$615,916,504
	==================================

For the period ended December 31, 2009, total change in unrealized gain (loss) on Level 3 securities for Income that would be included in the change in net assets was $34,828,159.

Short Duration Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$853,746	--	$3,166,876	$4,020,622
Asset backed securities	--	$98,222,887	3,738,673	101,961,560
Collateralized mortgage-backed obligations	--	85,048,582	--	85,048,582
Commercial mortgage-backed securities	--	8,968,770	--	8,968,770
Corporate debt	--	1,275,987,449	121,236,167	1,397,223,616
Municipal obligations	--	105,015,428	--	105,015,428
U.S. government obligations	--	209,888,261	7,639,590	217,527,851
Other debt obligations	--	431,502,686	--	431,502,686
TOTAL	$853,746	$2,214,634,063	$135,781,306	$2,351,269,115
	================================================
Other financial instruments*	$5,161,093	--	--	$5,161,093
	================================================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Short Duration Income	Equity Securities	Asset Backed Securities	Corporate Debt	U.S. Government Obligations	Total
Balance as of 9/30/09	$1,525,000	$0	$101,135,300	$14,580,100	$117,240,400
Accrued discounts/premiums	--	(326)	911,884	6,831	918,389
Realized gain (loss)	--	(925)	19,861	--	18,936
Change in unrealized appreciation (depreciation)	741,876	10,696	3,905,532	1,182,984	5,841,088
Net purchases (sales)	900,000	3,729,228	(4,327,154)	--	302,074
Transfers in and/ or out of Level 3	--	--	19,590,744	(8,130,325)	11,460,419
Balance as of 12/31/09	$3,166,876	$3,738,673	$121,236,167	$7,639,590	$135,781,306
	=============================================================

For the period ended December 31, 2009, total change in unrealized gain (loss) on Level 3 securities for Short Duration that would be included in the change in net assets was $4,911,502.

Long Term Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$477,134	$497,188	$703,750	$1,678,072
Asset backed securities	--	2,124,312	208,515	2,332,827
Collateralized mortgage-backed obligations	--	2,656,459	--	2,656,459
Corporate debt	--	35,317,946	7,173,066	42,491,012
Municipal obligations	--	2,138,618	22,626	2,161,244
U.S. government obligations	--	23,786,543	285,000	24,071,543
Other debt obligations	--	9,462,999	--	9,462,999
TOTAL	$477,134	$75,984,065	$8,392,957	$84,854,156
	========================================================
Other financial instruments*	($8,533)	--	--	($8,533)
	========================================================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Long Term Income	Equity Securities	Asset Backed Securities	Collateralized Mortgage-Backed Obligations	Corporate Debt
Balance as of 9/30/09	$-	$-	$103,027	$6,896,609
Accrued discounts/premiums	--	(18)	645	60,249
Realized gain (loss)	--	(52)	2,618	157,076
Change in unrealized appreciation (depreciation)	253,750	597	(5,735)	45,442
Net purchases (sales)	450,000	207,988	(6,236)	358,035
Transfers in and/ or out of Level 3	--	--	(94,319)	(344,345)
Balance as of 12/31/09	$703,750	$208,515	$-	$7,173,066
Long Term Income (cont.)	Municipal Obligations	U.S. Government Obligations	Total
Balance as of 9/30/09	$-	$494,000	$7,493,636
Accrued discounts/premiums	--	1,701	62,577
Realized gain (loss)	--	--	159,642
Change in unrealized appreciation (depreciation)	--	32,299	326,353
Net purchases (sales)	--	--	1,009,787
Transfers in and/ or out of Level 3	22,626	(243,000)	(659,038)
Balance as of 12/31/09	$22,626	$285,000	$8,392,957
	==========================================

For the period ended December 31, 2009, total change in unrealized gain (loss) on Level 3 securities for Long Term Income that would be included in the change in net assets was $336,642.

Ultra-Short Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities	--	--	$703,750	$703,750
Asset backed securities	--	$8,118,273	625,545	8,743,818
Collateralized mortgage-backed obligations	--	4,078,908	--	4,078,908
Commercial mortgage-backed securities	--	1,950,813	--	1,950,813
Corporate debt	--	66,160,671	3,348,218	69,508,889
Municipal obligations	--	4,334,000	--	4,334,000
U.S. government obligations	--	6,127,906	--	6,127,906
Other debt obligations	--	73,129,524	--	73,129,524
TOTAL	--	$163,900,095	$4,677,513**	$168,577,608
	=====================================================
Other financial instruments*	$293,621	--	--	$293,621
	=====================================================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

** Level 3 securities represent 2.7% of net assets.

Government	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized mortgage-backed obligations	--	$115,129	--	$115,129
Corporate debt	--	698,965	$79,587	778,552
U.S. government obligations	--	943,325	--	943,325
TOTAL	--	$1,757,419	$79,587	$1,837,006
	========================================
Other financial instruments*	$5,957	--	--	$5,957
	========================================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Government	Corporate Debt	U.S. Government Obligations	Total
Balance as of 9/30/09	$59,715	$52,400	$112,115
Accrued discounts/premiums	1,115	4	1,119
Realized gain (loss)	20	--	20
Change in unrealized appreciation (depreciation)	(1,004)	5,146	4,142
Net purchases (sales)	19,741	--	19,741
Transfers in and/ or out of Level 3	--	(57,550)	(57,550)
Balance as of 12/31/09	$79,587	--	$79,587
	====================================

For the period ended December 31, 2009, total change in unrealized gain (loss) on Level 3 securities for Government that would be included in the change in net assets was $4,142.

New Vision Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$70,613,239	--	--	$70,613,239
Other debt obligations	--	$11,718,966	$1,223,238	12,942,204
TOTAL	$70,613,239	$11,718,966	$1,223,238**	$83,555,443
	==============================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 1.5% of net assets.

High Yield Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	--	--	$52,691	$52,691
Collateralized mortgage-backed obligations	--	$1,282,195	--	1,282,195
Commercial mortgage-backed securities	--	313,688	--	313,688
Corporate debt	--	36,712,876	601	36,713,477
U.S. government obligations	--	607,238	--	607,238
TOTAL	--	$38,915,997	$53,292*	$38,969,289
	==================================================

* Level 3 securities represent 0.1% of net assets.

Short Term Government	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate debt	--	$9,763,254	--	$9,763,254
Municipal obligations	--	600,000	--	600,000
U.S. government obligations	--	23,182,942	--	23,182,942
TOTAL	--	$33,546,196	--	$33,546,196
	========================================
Other financial instruments**	$42,761	--	--	$42,761
	========================================

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund's duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund's Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits may be used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2009, and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:

	Income	Long-Term Income	Short Duration Income	Ultra-Short Income	New Vision Small Cap
Federal income tax cost of investments	$3,986,399,121	$81,746,563	$2,318,525,503	$166,024,954	$70,968,453
Unrealized appreciation	75,109,954	5,066,755	78,566,519	3,024,068	13,231,484
Unrealized depreciation	(490,742,237)	(1,959,162)	(45,822,907)	(471,414)	(644,494)
Net unrealized appreciation/ (depreciation)	($415,632,283)	$3,107,593	$32,743,612	$2,552,654	$12,586,990
	Government	High Yield	Short-Term Government
Federal income tax cost of investments	$1,791,905	$38,322,057	$33,380,851
Unrealized appreciation	74,205	2,638,740	297,250
Unrealized depreciation	(29,104)	(1,991,508)	(131,905)
Net unrealized appreciation/ (depreciation)	$45,101	$647,232	$165,345

CAPITAL LOSS CARRYFORWARDS

Expiration Date	New Vision Small Cap	Income	High Yield
30-Sept-2010	$228,548	$239,884	$1,527,322
30-Sept-2011	-	-	1,025,886
30-Sept-2012	-	-	791,075
30-Sept-2013	-	141,901	-
30-Sept-2014	2,052,226	336,178	-
30-Sept-2015	1,688,942	-	476,585
30-Sept-2016		12,997,968	-
30-Sept-2017	13,505,533	1,783,942	924,312
	$17,474,859	$15,499,873	$4,745,180
	===============================

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

The New Vision Small Cap Fund's use of net capital loss carryforwards of $228,548 (from Calvert Social Investment Fund Technology Portfolio that merged into the Fund in January 2003) and the Income Fund's use of net capital loss carryforwards acquired from Summit Apex Bond may be limited under certain tax provisions.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:  /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:  February 25, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  February 25, 2010